UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: September 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

September 30, 2011

Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 21, 2011

Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the annual reporting period ended September 30, 2011.

Investment Objectives and Policies

The eight Portfolios of this Fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein (the “Adviser”) considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

Investment Results

The tables on pages 6-13 show performance for each Portfolio compared to its benchmark, the Barclays Capital Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended September 30, 2011.

For the 12-month period ended September 30, 2011, Class A shares of the Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania Portfolios underperformed their benchmark, while Class A shares of the Virginia Portfolio outperformed its benchmark, before sales charges. Overall security selection was negative across a number of sectors. Yield curve positioning (maturity distribution of the Portfolio), specifically slightly longer duration contributed positively for all of the Portfolios, except for the Michigan and Ohio Portfolios, during both the six- and 12-month periods. During the six-month period, yield curve positioning detracted from performance for the Michigan and Ohio Portfolios, as they had a duration that was slightly shorter than the benchmark.

For the six-month period ended September 30, 2011, Class A shares of all the Portfolios underperformed their benchmark, before sales charges. Security selection detracted from performance, while yield curve positioning was the primary positive contributor. The Municipal Bond Investment Team (the “Team”) continues to focus buying activity on revenue bonds. As the Team expects state and local governments to have to grapple with budget and pension fund shortfalls both in the present and in the years ahead.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for the annual reporting period ended September 30, 2011 follows.

Arizona Portfolio – Class A shares of the Arizona Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection detracted in the leasing and

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

special tax sectors, while it contributed in the housing sector. For the 12-month period, security selection detracted in the leasing and health care sectors, while it contributed in the industrials sector.

Massachusetts Portfolio – Class A shares of the Massachusetts Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For both periods, security selection in the education and health care sectors detracted. For the six-month period, security selection contributed in the housing sector. For the 12-month period, security selection contributed in the housing and special tax sectors.

Michigan Portfolio – Class A shares of the Michigan Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the education sector detracted. For the 12-month period, security selection detracted in the housing sector, while it contributed in the health care sector.

Minnesota Portfolio – Class A shares of the Minnesota Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For both periods, security selection in the education and health care sectors detracted from performance. For the 12-month period, security selection contributed in the power and water sectors.

New Jersey Portfolio – Class A shares of the New Jersey Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the health care, special tax and transportation sectors detracted from performance, while it contributed in the housing and industrial sectors. For the 12-month period, stock selection detracted in the health care and leasing sectors, while it contributed in the industrial and water sectors.

Ohio Portfolio – Class A shares of the Ohio Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For both periods, security selection detracted in the education and special tax sectors. For the six-month period, security selection contributed in the housing sector, while for the 12-month period, it contributed in the industrial and water sectors.

Pennsylvania Portfolio – Class A shares of the Pennsylvania Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection detracted in the education and health care sectors, and contributed in the housing sector. For the 12-month period, security selection detracted in the health care and transportation sectors, and contributed in the special tax and industrials sectors.

Virginia Portfolio – Class A shares of the Virginia Portfolio underperformed the benchmark for the six-month period, and outperformed for the 12-month period, before sales charges. For the six-month period, security

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

selection in the transportation and education sectors detracted from performance, and contributed in the housing and industrials sectors. For the 12-month period, security selection helped in the industrial sector, while it detracted in the education sector.

All the Portfolios, with the exception of the Pennsylvania Portfolio, utilized interest rate swaps during the 12-month period ended September 30, 2011, for hedging purposes, and this had an immaterial effect on performance.

Market Review and Investment Strategy

Municipal bond markets drew strength from very tight supply and continued improved tax collections and rose over the six-month period ended September 30, 2011, as investor panic about defaults sweeping the nation appeared to have subsided. New municipal bond issuance fell sharply in the first nine months of 2011, to the lowest level in a decade. Mayors and governors were reluctant to commit to large capital expenditures while they were slashing their operating budgets. Nevertheless, the need to issue bonds to fund critical capital improvements grew, which points to increased issuance ahead.

The Team estimates that state tax revenues climbed to the point where they are 70% back to their peak reached in September 2008 after the largest drop seen. State and local tax collections are highly correlated with the rate of economic growth. Uncertainty surrounding the domestic economic outlook due to the deteriorating economic outlook for Europe coupled with the fallout of their debt crisis worked together during the summer to cloud the outlook for tax collections going forward. Fortunately, for fiscal year 2012, most states were conservative in budgeting revenue increases.

While the change in the tax collections of state and local governments is highly uncertain at the moment, investors don’t envision a rash of defaults should tax collections be less than expected. Most state and local governments made progress this summer in addressing their budget shortfalls going forward. States and municipalities continued to face their most serious fiscal difficulties since the Great Depression, but, in general, substantial progress was made during the summer to balance their budgets, reducing the risk of widespread defaults.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchas-

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

ing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of September 30, 2011, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been prerefunded are as follows:

Portfolio	Insured Bonds*	Prerefunded/ ETM** Bonds
Arizona	45.79%	1.76%
Massachusetts	16.78%	0.03%
Michigan	32.44%	4.78%
Minnesota	26.49%	0.00%
New Jersey	37.04%	6.66%
Ohio	49.27%	12.04%
Pennsylvania	44.68%	5.57%
Virginia	16.01%	0.00%

*	Breakdowns expressed as a percentage of total investments.

**	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal security may reduce the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

HISTORICAL PERFORMANCE

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolio was 4.25%. If the Class A annualized returns for the Portfolio and Portfolio returns shown reflected the deduction of the former maximum front-end sales charge, its returns would be lower. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Municipal Market Risk: Debt securities issued by state or local governments may be subject to special political, legal, economic and market factors that can have a significant effect on the portfolio’s yield or value.

Interest Rate Risk: As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Inflation Risk: Prices for goods and services tend to rise over time, which may erode the purchasing power of investments.

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

Liquidity Risk: The difficulty of purchasing or selling a security at an advantageous time or price.

These risks are fully discussed in the Portfolios’ prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Arizona Portfolio
Class A	6.68%	3.07%

Class B*	6.32%	2.36%

Class C	6.32%	2.35%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Arizona Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Massachusetts Portfolio
Class A	7.60%	3.38%

Class B*	7.15%	2.68%

Class C	7.24%	2.67%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Massachusetts Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Michigan Portfolio
Class A	5.07%	2.92%

Class B*	4.72%	2.27%

Class C	4.71%	2.30%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Michigan Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Minnesota Portfolio
Class A	6.59%	3.68%

Class B*	6.22%	2.96%

Class C	6.22%	2.95%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Minnesota Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
New Jersey Portfolio
Class A	7.03%	3.08%

Class B*	6.66%	2.37%

Class C	6.65%	2.47%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II New Jersey Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Ohio Portfolio
Class A	5.78%	3.71%

Class B*	5.42%	3.00%

Class C	5.42%	2.99%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Ohio Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Pennsylvania Portfolio
Class A	7.06%	3.75%

Class B*	6.69%	3.03%

Class C	6.79%	3.13%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Pennsylvania Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	NAV Returns
	6 Months	12 Months
Virginia Portfolio
Class A	7.46%	4.72%

Class B*	7.10%	4.01%

Class C	7.10%	4.01%

Barclays Capital Municipal Bond Index	7.85%	3.88%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO

9/30/01 TO 9/30/11

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Virginia Portfolio Class A shares (from 9/30/01 to 9/30/11) as compared with the performance of the Portfolio’s benchmark. The chart showing the Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.09%	4.98%
1 Year	3.07%	-0.06%
5 Years	4.16%	3.53%
10 Years	4.67%	4.35%

Class B Shares			2.47%	3.98%
1 Year	2.36%	-0.58%
5 Years	3.45%	3.45%
10 Years(a)	4.25%	4.25%

Class C Shares			2.49%	4.01%
1 Year	2.35%	1.37%
5 Years	3.44%	3.44%
10 Years	3.95%	3.95%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				-0.06%
5 Years				3.53%
10 Years(a)				4.35%

Class B Shares
1 Year				-0.58%
5 Years				3.45%
10 Years(a)				4.25%

Class C Shares
1 Year				1.37%
5 Years				3.44%
10 Years				3.95%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.94%, 1.65% and 1.64% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.68%	4.35%
1 Year	3.38%	0.28%
5 Years	4.65%	4.01%
10 Years	4.61%	4.29%

Class B Shares			2.06%	3.35%
1 Year	2.68%	-0.31%
5 Years	3.92%	3.92%
10 Years(a)	4.18%	4.18%

Class C Shares			2.07%	3.36%
1 Year	2.67%	1.67%
5 Years	3.93%	3.93%
10 Years	3.89%	3.89%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				0.28%
5 Years				4.01%
10 Years				4.29%

Class B Shares
1 Year				-0.31%
5 Years				3.92%
10 Years(a)				4.18%

Class C Shares
1 Year				1.67%
5 Years				3.93%
10 Years				3.89%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.93%, 1.64% and 1.63% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.49%	4.00%
1 Year	2.92%	-0.20%
5 Years	3.87%	3.24%
10 Years	4.50%	4.18%

Class B Shares			1.87%	3.01%
1 Year	2.27%	-0.69%
5 Years	3.17%	3.17%
10 Years(a)	4.06%	4.06%

Class C Shares			1.87%	3.01%
1 Year	2.30%	1.31%
5 Years	3.18%	3.18%
10 Years	3.78%	3.78%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				-0.20%
5 Years				3.24%
10 Years				4.18%

Class B Shares
1 Year				-0.69%
5 Years				3.17%
10 Years(a)				4.06%

Class C Shares
1 Year				1.31%
5 Years				3.18%
10 Years				3.78%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.06%, 1.78% and 1.76% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares
1 Year	3.68%	0.57%	2.46%	4.11%
5 Years	4.13%	3.49%
10 Years	4.45%	4.13%

Class B Shares
1 Year	2.96%	-0.04%	1.54%	2.57%
5 Years	3.41%	3.41%
10 Years(a)	4.03%	4.03%

Class C Shares
1 Year	2.95%	1.95%	1.83%	3.06%
5 Years	3.40%	3.40%
10 Years	3.72%	3.72%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				0.57%
5 Years				3.49%
10 Years				4.13%

Class B Shares
1 Year				-0.04%
5 Years				3.41%
10 Years(a)				4.03%

Class C Shares
1 Year				1.95%
5 Years				3.40%
10 Years				3.72%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.76% and 1.72% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.80%	4.83%
1 Year	3.08%	0.02%
5 Years	3.87%	3.23%
10 Years	4.10%	3.78%

Class B Shares			2.17%	3.74%
1 Year	2.37%	-0.60%
5 Years	3.15%	3.15%
10 Years(a)	3.66%	3.66%

Class C Shares			2.18%	3.76%
1 Year	2.47%	1.48%
5 Years	3.17%	3.17%
10 Years	3.38%	3.38%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				0.02%
5 Years				3.23%
10 Years				3.78%

Class B Shares
1 Year				-0.60%
5 Years				3.15%
10 Years(a)				3.66%

Class C Shares
1 Year				1.48%
5 Years				3.17%
10 Years				3.38%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.68% and 1.67% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.67%	4.37%
1 Year	3.71%	0.56%
5 Years	4.14%	3.51%
10 Years	4.55%	4.23%

Class B Shares			2.04%	3.34%
1 Year	3.00%	0.00%
5 Years	3.42%	3.42%
10 Years(a)	4.11%	4.11%

Class C Shares			2.05%	3.35%
1 Year	2.99%	1.99%
5 Years	3.39%	3.39%
10 Years	3.81%	3.81%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				0.56%
5 Years				3.51%
10 Years				4.23%

Class B Shares
1 Year				0.00%
5 Years				3.42%
10 Years(a)				4.11%

Class C Shares
1 Year				1.99%
5 Years				3.39%
10 Years				3.81%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.71% and 1.69% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.82%	4.48%
1 Year	3.75%	0.60%
5 Years	3.96%	3.32%
10 Years	4.46%	4.14%

Class B Shares			2.18%	3.46%
1 Year	3.03%	0.06%
5 Years	3.23%	3.23%
10 Years(a)	4.03%	4.03%

Class C Shares			2.20%	3.49%
1 Year	3.13%	2.14%
5 Years	3.25%	3.25%
10 Years	3.75%	3.75%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				0.60%
5 Years				3.32%
10 Years				4.14%

Class B Shares
1 Year				0.06%
5 Years				3.23%
10 Years(a)				4.03%

Class C Shares
1 Year				2.14%
5 Years				3.25%
10 Years				3.75%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.73% and 1.71% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.95%, 1.65% and 1.65% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.60%	4.24%
1 Year	4.72%	1.60%
5 Years	4.71%	4.07%
10 Years	5.05%	4.73%

Class B Shares			1.97%	3.22%
1 Year	4.01%	1.01%
5 Years	4.00%	4.00%
10 Years(a)	4.61%	4.61%

Class C Shares			1.99%	3.25%
1 Year	4.01%	3.01%
5 Years	4.00%	4.00%
10 Years	4.33%	4.33%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2011)
				SEC Returns

Class A Shares
1 Year				1.60%
5 Years				4.07%
10 Years				4.73%

Class B Shares
1 Year				1.01%
5 Years				4.00%
10 Years(a)				4.61%

Class C Shares
1 Year				3.01%
5 Years				4.00%
10 Years				4.33%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.92%, 1.64% and 1.62% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.72%, 1.42% and 1.42% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2011.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,066.80	$4.04	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000	$1,063.20	$7.65	1.48%
Hypothetical**	$1,000	$1,017.65	$7.49	1.48%
Class C
Actual	$1,000	$1,063.20	$7.65	1.48%
Hypothetical**	$1,000	$1,017.65	$7.49	1.48%

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,076.00	$4.27	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class B
Actual	$1,000	$1,071.50	$7.89	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Class C
Actual	$1,000	$1,072.40	$7.90	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%

Michigan Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,050.70	$5.19	1.01%
Hypothetical**	$1,000	$1,020.00	$5.11	1.01%
Class B
Actual	$1,000	$1,047.20	$8.78	1.71%
Hypothetical**	$1,000	$1,016.50	$8.64	1.71%
Class C
Actual	$1,000	$1,047.10	$8.78	1.71%
Hypothetical**	$1,000	$1,016.50	$8.64	1.71%

Minnesota Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,065.90	$4.66	0.90%
Hypothetical**	$1,000	$1,020.56	$4.56	0.90%
Class B
Actual	$1,000	$1,062.20	$8.27	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$1,062.20	$8.27	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,070.30	$4.52	0.87%
Hypothetical**	$1,000	$1,020.71	$4.41	0.87%
Class B
Actual	$1,000	$1,066.60	$8.13	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%
Class C
Actual	$1,000	$1,066.50	$8.13	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

Ohio Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,057.80	$4.38	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$1,054.20	$7.98	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$1,054.20	$7.98	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

Pennsylvania Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,070.60	$4.93	0.95%
Hypothetical**	$1,000	$1,020.31	$4.81	0.95%
Class B
Actual	$1,000	$1,066.90	$8.55	1.65%
Hypothetical**	$1,000	$1,016.80	$8.34	1.65%
Class C
Actual	$1,000	$1,067.90	$8.55	1.65%
Hypothetical**	$1,000	$1,016.80	$8.34	1.65%

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,074.60	$3.74	0.72%
Hypothetical**	$1,000	$1,021.46	$3.65	0.72%
Class B
Actual	$1,000	$1,071.00	$7.37	1.42%
Hypothetical**	$1,000	$1,017.95	$7.18	1.42%
Class C
Actual	$1,000	$1,071.00	$7.37	1.42%
Hypothetical**	$1,000	$1,017.95	$7.18	1.42%
*	Expenses are equal to each class’ annualized expense ratio, shown in the table above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Fund Expenses

BOND RATING SUMMARY*

September 30, 2011 (unaudited)

*	All data are as of September 30, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization.

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

September 30, 2011 (unaudited)

*	All data are as of September 30, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Bond Rating Summary

BOND RATING SUMMARY*

September 30, 2011 (unaudited)

*	All data are as of September 30, 2011. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization.

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.2%
Long-Term Municipal Bonds – 100.2%
Arizona – 76.4%
Arizona Cap Fac Fin Corp. (Arizona St Univ) Series 00 6.25%, 9/01/32	$2,000	$1,972,340
Arizona COP AGM Series A 5.00%, 9/01/24	6,000	6,356,760
Arizona Dept of Admin Svc (Arizona Lottery) AGM Series 2010A 5.00%, 7/01/28	6,000	6,430,320
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,041,840
Arizona Hlth Fac Auth (Blood Systems, Inc.) Series 04 5.00%, 4/01/19	750	767,243
Arizona Hlth Fac Auth (Catholic Healthcare West) Series 2009 D 5.00%, 7/01/28	1,000	1,006,300
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.16%, 2/01/42(a)	1,150	1,065,130
Arizona St Univ (Arizona State Univ COP Rsch Infra) AMBAC Series 05A 5.00%, 9/01/23	2,000	2,083,720
Arizona St West Campus Hsg AMBAC Series 05 5.00%, 7/01/30	2,200	2,019,138
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax) NPFGC Series 03A 5.00%, 7/01/25	2,400	2,415,288
Arizona Trnsp Brd Hwy Series 04B 5.00%, 7/01/24	4,300	4,631,272
Arizona Wtr Infra Fin Auth (Arizona SRF) Series 06A 5.00%, 10/01/24	4,000	4,409,040
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	405	344,335

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Downtown Phoenix Hotel Corp AZ FGIC Series 2005A 5.00%, 7/01/29	$1,400	$1,196,440
Estrella Mtn CFD AZ Desert Vlg 7.38%, 7/01/27	1,107	1,116,387
Estrella Mtn CFD AZ Golf Vlg Series 01A 7.88%, 7/01/25	2,315	2,338,081
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys) Series 04 4.90%, 4/01/19	2,315	2,315,000
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 99 5.95%, 10/01/23	3,160	2,867,510
Greater AZ Dev Auth NPFGC Series 05A 5.00%, 8/01/21	1,600	1,677,488
NPFGC Series 05B 5.00%, 8/01/25	4,320	4,439,059
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg) Series 00 7.50%, 7/01/24	475	472,611
Hassayampa CFD AZ Series 96 7.75%, 7/01/21	1,775	1,791,791
Maricopa Cnty AZ IDA SFMR Series 01 5.63%, 3/01/33	120	120,139
Maricopa Cnty AZ USD #89 GO 6.25%, 7/01/26	3,700	4,227,139
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog) 8.00%, 5/01/25	2,000	2,239,140
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth) AMBAC Series 05 5.00%, 6/01/27	1,000	1,022,710
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac) AMBAC Series 04 5.13%, 9/01/21-9/01/24	7,140	7,364,644
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport) 5.00%, 7/01/26	4,080	4,388,530

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2010A 5.00%, 7/01/31	$2,000	$2,090,580
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) NPFGC-RE Series 05A 5.00%, 7/01/23	5,500	5,780,555
Phoenix AZ IDA (Phoenix AZ Lease – Capitol Mall) AMBAC 5.00%, 9/15/25	5,935	6,028,120
Pima Cnty AZ IDA (American Charter Sch Fdntn) Series 2007A 5.50%, 7/01/26	1,000	912,160
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.13%, 6/01/20	1,500	1,416,135
Pima Cnty AZ IDA MFHR Series 99 7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,347,405
Pima Cnty AZ Swr AGM 5.00%, 7/01/25	2,000	2,189,400
Pinal Cnty AZ COP Series 04 5.00%, 12/01/24	2,000	2,047,320
Pinal Cnty AZ IDA (Florence West Prison Proj) ACA Series 06A 5.25%, 10/01/22	1,400	1,328,250
Queen Creek AZ ID #1 5.00%, 1/01/26	600	589,170
Salt River Proj Agric Impt & Pwr Dist AZ Series A 5.00%, 1/01/29	3,400	3,718,920
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/22-12/01/23	1,165	1,165,341
Series 2007
5.00%, 12/01/37	1,000	891,940
Scottsdale AZ IDA (Scottsdale Healthcare) 5.00%, 9/01/23	1,500	1,550,325
AGM
5.00%, 9/01/35	1,500	1,507,425

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Show Low AZ ID #6 ACA Series 00 6.00%, 1/01/18	$855	$854,889
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,650	1,502,012
Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	1,268	1,267,861
Tempe AZ Excise Tax 5.00%, 7/01/24	1,035	1,115,637
Tolleson AZ IDA MFHR (Copper Cove Apts) Series 01A 5.50%, 11/20/41	5,825	5,909,987
Tucson AZ Arpt Auth AMBAC Series 01 5.35%, 6/01/31	6,475	6,476,424
Tucson AZ COP NPFGC Series 04A 5.00%, 7/01/23-7/01/24	6,100	6,318,581
Tucson AZ IDA (Univ of AZ/Marshall Foundation) AMBAC Series 02A 5.00%, 7/15/32	1,000	1,001,210

		129,129,042

California – 2.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	800	939,744
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	2,155	2,387,417
Series 2008A
5.38%, 8/15/20	740	828,252

		4,155,413

District of Columbia – 1.4%
District of Columbia Tax Incr 5.25%, 12/01/26	2,040	2,344,327

Florida – 0.6%
Double Branch CDD FL Series 02A 6.70%, 5/01/34	925	937,312

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	$305	$317,850

Puerto Rico – 17.3%
Puerto Rico Comwlth Hwy Tran 5.00%, 7/01/32	2,015	2,023,971
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,288,000
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20-7/01/22	6,400	6,753,633
Puerto Rico GO 5.25%, 7/01/23	575	592,192
Series 01A
5.50%, 7/01/19	500	544,945
FGIC Series 02A
5.00%, 7/01/32 (Pre-refunded/ETM)	1,500	1,552,680
Series 03A
5.25%, 7/01/23	500	505,835
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	540,200
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,303,445
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,933,003
5.13%, 12/01/27	385	404,366
Puerto Rico Hwy & Trnsp Auth AGM 5.00%, 7/01/32 (Pre-refunded/ETM)	1,385	1,433,641
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.13%, 11/15/30	1,500	1,506,945
Univ of Puerto Rico 5.00%, 6/01/18	1,855	1,928,996

		29,311,852

Texas – 1.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	840	907,032
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	420	448,909

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Turnpike Auth (Central Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	$1,750	$1,753,080

		3,109,021

		169,304,817

Total Investments – 100.2% (cost $165,423,781)		169,304,817
Other assets less liabilities – (0.2)%		(405,423)

Net Assets – 100.0%		$168,899,394

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$23,972
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(249,564)

							$(225,592)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.

As of September 30, 2011, the Portfolio held 45.9% of net assets in insured bonds (of this amount 3.9% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

USD – Unified School District

See notes to financial statements.

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Massachusetts – 77.0%
Boston MA Wtr & Swr Comm 5.00%, 11/01/26	$2,000	$2,272,020
Series 2010A 5.00%, 11/01/29-11/01/30	5,000	5,588,990
Fall River MA GO AGM 5.00%, 7/15/28	5,085	5,560,702
Massachusetts Bay Transp Auth Series 04A 5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,258,660
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax) 5.00%, 7/01/28	1,025	1,146,391
Series B 5.00%, 7/01/29	645	716,756
Massachusetts Dev Fin Agy (Bentley Univ) 5.00%, 7/01/28	4,500	4,697,145
Massachusetts Dev Fin Agy (Boston College) 5.00%, 7/01/31	3,250	3,517,410
Massachusetts Dev Fin Agy (Boston University) 5.00%, 10/01/29	3,300	3,516,777
Massachusetts Dev Fin Agy (Brandeis Univ) 5.00%, 10/01/26-10/01/27	3,300	3,527,292
Series O-2 5.00%, 10/01/28	3,500	3,734,850
Massachusetts Dev Fin Agy (Deerfield Academy) 5.00%, 10/01/30-10/01/40	7,615	8,463,444
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy) AGC Series 05D 5.00%, 7/01/24	3,500	3,668,525
Massachusetts Dev Fin Agy (Phillips Academy) 5.00%, 9/01/21-9/01/22	6,000	6,995,610
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute) 5.00%, 7/01/31	7,000	7,618,590
Massachusetts Dev Fin Agy (Whitehead Institute) 5.00%, 6/01/26	1,710	1,900,768

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2011A 5.00%, 6/01/27-6/01/28	$3,225	$3,532,234
Massachusetts DOT Met Hwy Sys Series 2010B 5.00%, 1/01/26	6,900	7,414,947
Massachusetts GO AMBAC 5.00%, 5/01/23	2,635	2,867,934
Series 02C 5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,234,746
AGM Series 05A 5.00%, 3/01/17	5,000	5,651,800
Series 2008A 5.00%, 9/01/28	2,800	3,156,160
Massachusetts Hlth & Ed Facs Auth FGIC 5.00%, 5/15/25 (Pre-refunded/ETM)	80	82,298
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music) Series 2007A 5.00%, 10/01/32	5,000	5,132,600
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	4,000	4,007,400
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	2,600	2,424,344
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) 5.375%, 7/01/25	3,000	3,170,550
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys) 6.00%, 7/01/31	1,955	1,977,483
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) 5.25%, 11/15/23	2,000	2,364,800
Series 2010A 5.00%, 12/15/30	5,000	5,644,000
Series A 5.00%, 12/15/27	2,150	2,485,593
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	1,005	989,674

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech) 5.75%, 7/01/26	$6,500	$7,722,520
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr) 5.00%, 7/15/22	1,220	1,211,887
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ) 5.00%, 10/01/28	2,025	2,175,053
Series 2010A 5.00%, 10/01/29	5,000	5,327,750
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys) 5.00%, 7/01/27	2,000	2,097,340
5.25%, 7/01/29	2,500	2,664,950
5.75%, 7/01/32	165	166,794
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute) 5.00%, 7/01/30	3,860	4,243,645
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ) 6.00%, 7/01/24	2,000	2,210,580
Massachusetts Hlth & Ed Facs Auth (Williams College) Series 2007 5.00%, 7/01/31	5,360	5,705,613
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center) 5.25%, 7/01/38	2,500	2,362,675
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic) 5.25%, 6/01/26	1,905	2,115,636
5.375%, 6/01/27	3,060	3,399,782
Massachusetts Port Auth Series 2010B 5.00%, 7/01/34	2,750	2,936,312
Massachusetts Port Auth (US Airways) NPFGC Series 96A 5.875%, 9/01/23	2,000	1,838,280
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax) NPFGC Series 05A 5.00%, 8/15/19	7,000	7,865,200
Massachusetts Spl Obl (Massachusetts Gas Tax) Series 2005A 4.429%, 6/01/20(a)	2,000	2,004,460

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

AGM Series 2005A 5.00%, 6/01/23	$1,500	$1,625,805
Massachusetts Wtr Poll Abatmnt 5.00%, 8/01/24 (Pre-refunded/ETM)	4,875	5,497,781
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) 5.00%, 8/01/20-8/01/25	6,125	7,002,890
Massachusetts Wtr Res Auth Series 2011B 5.00%, 8/01/26-8/01/29	6,755	7,687,221
Metropolitan Boston Trnsp Pkg Corp. MA 5.00%, 7/01/27	6,000	6,530,220
Springfield MA GO AGM 5.00%, 8/01/19	3,000	3,385,830
Univ of Massachusetts Bldg Auth (Univ Of Massachusetts Lease) 5.00%, 5/01/26-5/01/27	6,000	6,397,272

		213,495,989

Arizona – 1.1%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	345	293,323
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,160	1,065,008
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	588,680
Stoneridge CFD AZ Series 01 6.75%, 7/15/26	1,265	1,151,542

		3,098,553

California – 2.0%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	795	933,871
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,055	1,168,782
Series 2008A 5.50%, 8/15/23	360	393,458
Southern CA Pub Pwr Auth 5.00%, 7/01/23	2,800	3,146,332

		5,642,443

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 3.5%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	$5,300	$5,598,814
District of Columbia Tax Incr 5.25%, 12/01/26	3,575	4,108,318

		9,707,132

Florida – 0.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,750	1,749,930

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	494,325

Illinois – 0.4%
Bolingbrook IL Sales Tax 6.25%, 1/01/24	500	313,815
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	378	370,614
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	325	336,775

		1,021,204

Nevada – 0.6%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg) Series 03 6.10%, 8/01/18	920	949,937
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	670,356

		1,620,293

New York – 1.5%
New York NY GO Series 06 5.00%, 6/01/22	1,085	1,210,556
Series 2007 5.00%, 1/01/23	2,600	2,846,272

		4,056,828

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 1.5%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	$3,450	$3,827,085
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	395	411,641

		4,238,726

Puerto Rico – 8.1%
Puerto Rico Comwlth Hwy Tran 5.25%, 7/01/14	4,225	4,556,248
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	850	924,477
Series 08WW 5.375%, 7/01/23	2,065	2,207,237
Series 2010 ZZ 5.25%, 7/01/24	3,000	3,194,340
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	544,945
Series 06A 5.25%, 7/01/22	500	517,320
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	540,200
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,144,975
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	695	715,850
5.125%, 12/01/27	1,965	2,063,839
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	4,410	4,629,574
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	280,794
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,025	1,057,985

		22,377,784

Texas – 0.6%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,090	1,176,982

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	$545	$582,512

		1,759,494

Washington – 0.5%
Washington St GO AGM 5.00%, 7/01/28	1,245	1,337,416

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales 6.50%, 2/01/31(b)	750	808,013

Total Municipal Obligations (cost $258,223,706)		271,408,130

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%(c) (cost $466,280)	466,280	466,280

Total Investments – 98.1% (cost $258,689,986)		271,874,410
Other assets less liabilities – 1.9%		5,204,617

Net Assets – 100.0%		$277,079,027

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$1,199,559
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	812,964

						$2,012,523

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of September 30, 2011.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the market value of this security amounted to $808,013 or 0.3% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Massachusetts Portfolio—Portfolio of Investments

As of September 30, 2011, the Portfolio held 16.5% of net assets in insured bonds (of this amount 0.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

DOT – Department of Transportation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SID – Special Improvement District

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 95.7%
Michigan – 63.0%
Allen Park MI Pub SD GO Series 03 5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,829,094
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,469,418
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,073,660
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,893,514
Cedar Springs MI SD GO Series 03 5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,970,166
Detroit MI GO Series 2010 5.00%, 11/01/30	2,000	2,067,720
AMBAC Series 04A-1 5.25%, 4/01/22	1,330	1,147,484
Detroit MI SD GO AGM Series 01A 5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	2,981,809
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	1,885	1,973,821
Dexter Cmnty Sch MI GO AGM 5.00%, 5/01/25	4,500	4,827,555
Lansing MI Brd Wtr & Lt AGM Series 03A 5.00%, 7/01/25	2,200	2,270,136
Michigan Federal Hwy Grant AGM 5.25%, 9/15/26	3,500	3,788,960
Michigan HDA MFHR (Danbury Manor Apts) Series 02A 5.30%, 6/01/35	2,490	2,428,970
Michigan HDA MFHR (Michigan HDA) Series 02A 5.50%, 10/20/43	1,950	1,966,477
AMBAC Series 97A 6.10%, 10/01/33	1,280	1,280,474
Michigan Hgr Ed Fac Auth (Hope College) Series 02A 5.90%, 4/01/32	1,465	1,471,124

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog) AMBAC Series 17G 5.20%, 9/01/20	$3,500	$3,510,325
Michigan Hosp Fin Auth 5.00%, 5/15/25 (Pre-refunded/ETM)	415	477,557
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr) Series 02A 5.625%, 3/01/27	1,250	1,251,013
Michigan Hosp Fin Auth (Henry Ford Hlth Sys) Series 2006A 5.25%, 11/15/32	1,600	1,606,304
Michigan Hosp Fin Auth (Trinity Health Credit Group) Series 2010A 5.00%, 12/01/27	1,000	1,033,330
Michigan Strategic Fund (Detroit Edison Co.) XLCA Series 02C 5.45%, 12/15/32	3,000	3,002,820
Michigan Strategic Fund (Friendship Associates) Series 02 A 5.20%, 12/20/22	3,000	3,095,040
Michigan Trunk Line Spl Tax AGM Series 01A 5.25%, 11/01/30 (Pre-refunded/ETM)	1,500	1,505,535
North Muskegon SD MI GO Series 03 5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,616,370
Olivet Comnty Schs MI GO Series 02 5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,120,678
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	1,023,540
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) 5.00%, 7/01/30	500	481,700
Southfield MI Lib Bldg Auth NPFGC 5.00%, 5/01/25	3,340	3,519,391

		60,683,985

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$215	$182,795

California – 1.7%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	430	505,112
California Hlth Fac Fin Auth (Sutter Health) Series 00A 6.25%, 8/15/35	1,100	1,101,936

		1,607,048

District of Columbia – 2.7%
District of Columbia Tax Incr 5.25%, 12/01/26	2,230	2,562,672

Florida – 3.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	1,835	1,834,926
Double Branch CDD FL Series 02A 6.70%, 5/01/34	915	927,179
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	700	697,529

		3,459,634

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 - Deercrest) Series 03 6.625%, 3/01/33	491	394,764
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	377	369,634
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	140	145,072

		909,470

Nevada – 0.7%
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	670,356

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York – 2.7%
New York NY GO Series 06 5.00%, 6/01/22	$680	$758,690
Series 2007 5.00%, 1/01/23	1,700	1,861,024

		2,619,714

Ohio – 2.5%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,050	2,274,065
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	170	177,162

		2,451,227

Puerto Rico – 16.9%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	1,000	1,087,620
Series 08WW 5.375%, 7/01/23	1,120	1,197,146
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	517,320
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,131,078
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,215	1,266,091
5.125%, 12/01/27	145	152,293
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01B 5.50%, 12/01/23	1,750	1,751,190
Series 01C 5.30%, 12/01/28	1,565	1,565,188
Puerto Rico Ind Tour Edl Med (Ascension Health) Series 00A 6.125%, 11/15/30	3,000	3,013,890
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	275	280,794
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	3,270,060

		16,232,670

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	$470	$507,506
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	235	251,175

		758,681

Total Municipal Obligations (cost $89,072,970)		92,138,252

	Shares
SHORT-TERM INVESTMENT – 1.9%
Investment Companies – 1.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(a) (cost $1,825,046)	1,825,046	1,825,046

Total Investments – 97.6% (cost $90,898,016)		93,963,298
Other assets less liabilities – 2.4%		2,342,480

Net Assets – 100.0%		$96,305,778

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$988,310

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of September 30, 2011, the Portfolio held 31.6% of net assets in insured bonds (of this amount 14.7% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDD	– Community Development District
CFD	– Community Facilities District
ETM	– Escrowed to Maturity
GO	– General Obligation
HDA	– Housing Development Authority

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Michigan Portfolio—Portfolio of Investments

HFA	– Housing Finance Authority
HFC	– Housing Finance Corporation
ID	– Improvement District
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
SD	– School District
SFMR	– Single Family Mortgage Revenue
SSA	– Special Services Area
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.0%
Long-Term Municipal Bonds – 101.0%
Minnesota – 101.0%
Bemidji MN Hlth Care Fac (North Country Hlth Svc) RADIAN Series 02 5.00%, 9/01/31	$1,500	$1,425,945
Cass Lake MN ISD #115 GO NPFGC-RE 5.00%, 2/01/26	1,760	1,852,928
Chaska MN Elec Sys Series 05A 5.25%, 10/01/25	1,000	1,057,750
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.) Series 2006A 6.00%, 12/01/46	675	614,723
Farmington MN ISD #192 GO (Farmington MN ISD) AGM Series 05B 5.00%, 2/01/24	3,875	4,148,575
Hennepin Cnty MN Sales Tax (Ballpark Proj) 5.00%, 12/15/23	3,475	3,848,493
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	668,421
Metropolitan Council MN GO 5.00%, 3/01/22	5,000	5,527,050
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,170	1,145,173
Minneapolis MN Common Bond Fd Series 20102A 6.25%, 12/01/30	1,000	1,113,390
Minneapolis MN GO NPFGC Series 02 5.25%, 12/01/26	2,000	2,075,000
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 05D 5.00%, 11/15/30	1,000	1,003,260
Minneapolis MN MFHR (Bottineau Commons Apts) Series 02 5.45%, 4/20/43	2,000	2,003,220

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minneapolis MN MFHR (Sumner Field Apts) Series 02 5.60%, 11/20/43	$2,505	$2,517,274
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care) 5.25%, 8/15/35	1,000	1,052,760
Series 2010A 5.00%, 8/15/30	1,000	1,024,610
Series D 5.25%, 8/15/25	500	550,925
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt) 5.00%, 1/01/30	1,250	1,335,112
Series 2009A 5.00%, 1/01/21	2,020	2,290,882
NPFGC Series 03A 5.00%, 1/01/28	1,500	1,517,325
Minnesota 911 Spl Fee AGC Series 2009 5.00%, 6/01/21	1,970	2,323,182
Minnesota Agr & Econ Dev Brd (Essentia Health) AGC Series 2008 C-1 5.50%, 2/15/25	1,000	1,121,510
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc) Series 02 6.00%, 2/01/22-2/01/27	2,880	2,922,070
Minnesota GO 5.00%, 8/01/19-6/01/21	4,000	4,719,440
Minnesota HFA SFMR (Minnesota HFA) Series 96F 6.30%, 1/01/28	215	215,153
Series 98H 6.05%, 7/01/31	1,000	1,004,640
Minnesota Hgr Ed Fac Auth (Carleton College) Series D 5.00%, 3/01/30	2,000	2,194,160
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College) 5.00%, 10/01/31	2,770	2,963,678
Minnesota Hgr Ed Fac Auth (St. Catherine College) 5.375%, 10/01/32	1,000	1,001,470

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Hgr Ed Fac Auth (St. Olaf College) 2010 7-F 5.00%, 10/01/20	$700	$813,904
Minnesota Hgr Ed Fac Auth (St. Scholastic College) Series 2010H 5.125%, 12/01/30	1,000	1,006,890
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN) Series 04-5 5.00%, 10/01/24	1,000	1,053,840
5.25%, 10/01/34	1,000	1,034,310
Series 2009 5.00%, 10/01/29	1,000	1,079,150
Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	3,000	3,302,970
Series 04A 5.25%, 10/01/24	500	534,740
Minnesota Pub Fac Auth Series 2007 A 5.00%, 3/01/20 (Pre-refunded/ETM)	3,900	4,693,767
Minnetonka MN MFHR (Archer Heights Apts) Series 99A 5.30%, 1/20/27	1,620	1,620,130
No St Paul Maplewd MN ISD #622 AGM 5.00%, 8/01/20	3,425	3,838,226
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec) 5.00%, 1/01/23-1/01/24	4,135	4,695,332
Prior Lake MN ISD #719 GO AGM Series 05B 5.00%, 2/01/23	3,350	3,588,721
Rochester MN Hlth Care Fac (Mayo Clinic) Series D 5.00%, 11/15/38	1,000	1,059,490
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	600	603,990
Shoreview MN MFHR (Lexington Apts) Series 01A 5.55%, 8/20/42	1,445	1,446,994

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

St. Cloud MN Hosp (Centracare Hlth Sys) Series 2010A 5.125%, 5/01/30	$1,500	$1,547,700
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.50%, 7/01/29	1,150	1,178,279
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj) Series 2010A 5.00%, 8/01/30	1,870	1,973,579
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp) 5.00%, 2/01/21	500	510,175
St. Paul MN Port Auth (Allina Health Sys) Series 2009 A-2 5.25%, 11/15/28	1,200	1,264,704
St. Paul MN Port Auth (Amherst H Wilder Fndtn) 5.00%, 12/01/29	3,945	4,170,338
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg) Series 02 5.25%, 12/01/27	1,725	1,766,900
Series 03 5.00%, 12/01/23	1,000	1,054,490
St. Paul MN Rec Facs (Highland National Proj) 5.00%, 10/01/20-10/01/25	2,750	2,966,183
Western MN Mun Pwr Agy AGM 5.00%, 1/01/17	700	814,919
Western MN Mun Pwr Agy NPFGC Series 03A 5.00%, 1/01/26-1/01/30	3,100	3,151,052
White Bear Lake MN MFHR (Renova Partners Proj) Series 01 5.60%, 10/01/30	1,000	1,000,040
Willmar MN GO (Rice Memorial Hosp) AGM Series 02 5.00%, 2/01/32	2,000	2,027,460

		109,036,392

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

U.S. $ Value

Total Investments – 101.0% (cost $104,499,566)	$109,036,392
Other assets less liabilities – (1.0)%	(1,053,099)

Net Assets – 100.0%	$107,983,293

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$523,166

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

As of September 30, 2011, the Portfolio held 26.8% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
ISD	– Independent School District
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SFMR	– Single Family Mortgage Revenue

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 97.1%
New Jersey – 66.3%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO) 5.00%, 12/15/17	$2,755	$3,326,910
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO) Series 05 5.00%, 4/01/25	1,555	1,665,281
Higher Ed Student Assist NJ NPFGC Series 00A 6.15%, 6/01/19	705	705,874
Landis NJ Swr Auth NPFGC-RE Series 93 9.403%, 9/19/19(a)	2,050	2,443,149
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	750	750,960
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/24	1,290	1,271,024
New Jersey Ed Fac Auth 5.00%, 7/01/23 (Pre-refunded/ETM)	280	325,254
AMBAC Series 02A 5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,610,400
FGIC Series 04E 5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,119,630
New Jersey Ed Fac Auth (New Jersey Inst of Technology) Series 2010H 5.00%, 7/01/31	700	722,967
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,709,800
New Jersey Ed Fac Auth (Princeton Univ) 5.00%, 7/01/23	3,200	3,519,808
New Jersey Ed Fac Auth (Richard Stockton College) 5.50%, 7/01/23	4,500	5,001,615
New Jersey EDA Series 04-I 5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,854,246

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	$4,500	$4,753,350
New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	1,000	1,005,050
Series 02 5.25%, 6/01/24	540	545,141
New Jersey EDA (New Jersey Lease Liberty St Pk) Series A 5.00%, 3/01/24	1,500	1,551,780
New Jersey EDA (New Jersey Lease Sch Fac) AGM 5.00%, 9/01/22	3,540	3,844,582
Series 05 5.25%, 3/01/25	3,300	3,526,446
New Jersey EDA (NUI Corp.) ACA Series 98A 5.25%, 11/01/33	2,200	2,199,956
New Jersey Hlth Care Fac Fin Auth 5.75%, 7/01/25 (Pre-refunded/ETM)	900	936,243
RADIAN Series 04A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,553,145
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08 5.125%, 7/01/22	1,000	1,068,860
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr) 5.75%, 7/01/25	975	991,380
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02 5.125%, 7/01/32	5,250	4,151,805
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr) 5.00%, 1/01/34	1,940	1,899,066
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	2,100	2,044,896

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd) RADIAN Series 01A 5.20%, 7/01/31	$1,350	$1,096,929
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys) Series 01 5.625%, 7/01/31	2,700	2,700,216
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,504,200
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp) RADIAN Series 01 5.125%, 7/01/31	4,500	4,145,310
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) AGM Series 00A1 6.35%, 11/01/31	2,000	2,001,500
New Jersey Trnsp Trust Fd Auth Series 03C 5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,446,380
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant) NPFGC-RE Series 2006A 5.00%, 6/15/18	3,400	3,788,552
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,492,450
Newark NJ Hsg Auth PANYNJ Term NPFGC Series 04 5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,633,613
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,327,872
North Hudson Swr Auth NJ NPFGC Series 01A Zero Coupon, 8/01/24	12,340	6,341,526
Rutgers State Univ NJ GO 5.00%, 5/01/30	1,000	1,089,280
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas) Series 01A 5.75%, 4/01/31	1,500	1,512,750
South Jersey Port Corp. NJ 5.20%, 1/01/23	1,000	1,009,990

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Union Cnty NJ Impt Auth (Union Cnty NJ GO) NPFGC Series 03A 5.25%, 8/15/23	$2,885	$2,978,762

		103,167,948

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	310	263,565

California – 1.1%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,165	1,290,645
Series 2008A 5.50%, 8/15/23	400	437,176

		1,727,821

District of Columbia – 2.3%
District of Columbia Tax Incr 5.25%, 12/01/26	3,070	3,527,983

Florida – 3.1%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,500	2,499,900
Double Branch CDD FL Series 02A 6.70%, 5/01/34	905	917,046
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	180	174,035
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	1,165	1,160,887

		4,751,868

Guam – 0.3%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	510,835

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	528	517,683

New York – 7.2%
New York NY GO Series 06 5.00%, 6/01/22	950	1,059,934

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Port Authority of NY & NJ NPFGC-RE Series 02 5.25%, 5/15/37	$2,500	$2,544,350
Port Authority of NY & NJ (Delta Airlines, Inc.) NPFGC Series 97-6 5.75%, 12/01/22	7,675	7,678,300

		11,282,584

Ohio – 2.4%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,327,900
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	434,400

		3,762,300

Pennsylvania – 4.8%
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/28-1/01/29	5,530	5,863,314
Delaware River JT Toll Brdg Commn PA Series 03 5.00%, 7/01/28	1,625	1,652,755

		7,516,069

Puerto Rico – 6.8%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	900	978,858
Series 08WW 5.375%, 7/01/23	2,165	2,314,125
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	544,945
Series 04A 5.25%, 7/01/19	710	734,069
Series 06A 5.25%, 7/01/22	500	517,320
Puerto Rico HFA MFHR 5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,580,303
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,310	1,365,085
5.125%, 12/01/27	305	320,342
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	1,260	1,286,120

		10,641,167

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 2.3%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	$905	$905,163
Dallas TX ISD GO Series 2004 5.00%, 2/15/28	2,450	2,602,267

		3,507,430

Total Municipal Obligations (cost $146,036,267)		151,177,253

	Shares
SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(b) (cost $2,549,512)	2,549,512	2,549,512

Total Investments – 98.7% (cost $148,585,779)		153,726,765
Other assets less liabilities – 1.3%		1,947,612

Net Assets – 100.0%		$155,674,377

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$472,065

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of September 30, 2011.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of September 30, 2011, the Portfolio held 36.6% of net assets in insured bonds (of this amount 18.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

New Jersey Portfolio—Portfolio of Investments

CFD – Community Facilities District

COP – Certificate of Participation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

ID – Improvement District

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SSA – Special Services Area

See notes to financial statements.

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 99.5%
Ohio – 83.0%
Allen Cnty OH Hosp (Catholic Healthcare Partners) Series 2010B 5.25%, 9/01/27	$2,350	$2,436,128
Brookville OH Local SD GO AGM Series 03 5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,198,160
Canton OH SD GO NPFGC Series 04B 5.00%, 12/01/22-12/01/23	2,150	2,269,943
Central OH Solid Wst Auth AMBAC Series 04B 5.00%, 12/01/21	2,035	2,177,511
Cincinnati OH Tech College AMBAC Series 02 5.00%, 10/01/28	5,000	4,938,000
Cleveland OH Arpt Sys AMBAC Series 2006 A 5.00%, 1/01/23	4,000	4,086,520
Cleveland OH GO NPFGC Series 02 5.25%, 12/01/27 (Pre-refunded/ETM)	4,380	4,630,405
AMBAC Series 04 5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,374,972
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,165	2,391,372
Cleveland OH Wtrworks NPFGC 5.00%, 1/01/23	2,500	2,761,025
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	2,500	2,773,250
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	434,400
Columbus OH SD GO FGIC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,692,600
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,401,799
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010G 5.25%, 12/01/25	3,200	3,637,984

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH GO RADIAN Series 04 5.00%, 11/15/19	$1,850	$1,862,599
Cuyahoga Cnty OH MFHR (Longwood Apts) Series 01 5.60%, 1/20/43	3,620	3,647,838
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	2,000	2,021,060
Cuyahoga OH CCD 5.00%, 8/01/24	1,545	1,721,624
Dayton OH Arpt (James M Cox Dayton Intl Arpt) RADIAN Series 03A 5.00%, 12/01/23	1,280	1,294,502
Delaware OH SD GO NPFGC Series 04 5.00%, 12/01/19	1,340	1,465,317
Dublin OH SD GO AGM Series 03 5.00%, 12/01/22	1,500	1,610,580
Erie Cnty OH Hosp (Firelands Regional Med Ctr) Series 2002A 5.625%, 8/15/32	2,745	2,743,106
Franklin Cnty OH MFHR (Agler Green Apts) Series 02A 5.65%, 5/20/32	770	782,690
5.80%, 5/20/44	1,150	1,172,862
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax) NPFGC Series 04 5.00%, 12/01/24	1,350	1,436,535
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH) NPFGC-RE Series 04 5.00%, 12/01/23	1,330	1,394,931
Hamilton Cnty OH Sales Tax AMBAC Series B 5.25%, 12/01/32	2,660	2,661,543
Hamilton OH SD GO NPFGC 5.00%, 12/01/24	1,000	1,046,110

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	$270	$281,375
Madeira OH City SD GO NPFGC Series 04 5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,473,710
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,559,060
Oak Hills OH Local SD GO AGM Series 05 5.00%, 12/01/25	1,000	1,040,990
Ohio Bldg Auth (Ohio Lease Adult Corr Fac) NPFGC Series 04A 5.00%, 4/01/22	2,975	3,171,201
AGM Series 05A 5.00%, 4/01/24	1,500	1,613,610
Ohio GO 5.00%, 9/15/22	3,085	3,750,157
Series 04A 5.00%, 6/15/22	3,000	3,252,960
Ohio HFA SFMR (Ohio HFA) Series 02 5.375%, 9/01/33	955	961,561
Series 02-A3 5.50%, 9/01/34	245	245,801
Ohio Hgr Edl Fac Commn (Oberlin College) Series 2003 5.00%, 10/01/33	5,000	5,112,900
Ohio Higher Edl Fac Commn (Denison Univ) Series 04 5.00%, 11/01/21-11/01/24	3,440	3,652,565
Ohio St Higher Edl Fac Rev (Univ Of Dayton OH) 5.375%, 12/01/30	750	801,075
Ohio Swr & Solid Wst Fac (Anheuser-Busch Cos., Inc.) Series 01 5.50%, 11/01/35	3,000	3,000,780
Ohio Univ NPFGC Series 04 5.00%, 12/01/22	1,950	2,056,431
Ohio Wtr Dev Auth (Anheuser-Busch Cos., Inc.) Series 99 6.00%, 8/01/38	2,250	2,251,260

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City) Series A 6.00%, 12/01/22	$1,785	$1,544,703
Princeton OH City SD GO NPFGC Series 03 5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,758,528
Riversouth Auth OH Series 04A 5.25%, 12/01/21-12/01/22	2,000	2,138,270
Series 05A 5.00%, 12/01/24	3,590	3,823,601
Toledo OH City SD GO NPFGC-RE Series 03B 5.00%, 12/01/23	2,940	3,078,062
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.) Series 04B 4.50%, 12/01/15	2,500	2,660,500
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj) Series 03 5.375%, 12/01/35	2,000	1,714,520
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	1,270	1,429,626
Univ of Cincinnati COP NPFGC 5.00%, 6/01/24	4,470	4,660,556
Youngstown OH GO AGM 5.00%, 12/01/25	2,155	2,276,434

		125,375,602

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	300	255,063

California – 0.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	600	704,808
California GO 5.25%, 4/01/29	5	5,142

		709,950

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 2.1%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	$3,000	$3,169,140

Florida – 2.2%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	200	200,646
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,999,920
Double Branch CDD FL Series 02A 6.70%, 5/01/34	885	896,779
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	265	256,218

		3,353,563

Georgia – 0.3%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	494,325

Illinois – 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest) Series 03 6.625%, 3/01/33	949	762,996
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	542	531,409
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	215	222,790

		1,517,195

Puerto Rico – 9.4%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series 06A 5.00%, 7/01/18-7/01/19	6,370	6,631,860
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	2,530	2,679,725
5.375%, 7/01/24	1,030	1,091,017

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico GO Series 01A 5.50%, 7/01/19	$500	$544,945
Series 06A 5.25%, 7/01/22	500	517,320
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	540,200
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	375	393,863
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	375	382,901
Univ of Puerto Rico 5.00%, 6/01/22	1,350	1,370,628

		14,152,459

Texas – 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	740	799,052
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	370	395,467

		1,194,519

		150,221,816

Total Investments – 99.5% (cost $145,485,184)		150,221,816
Other assets less liabilities – 0.5%		735,797

Net Assets – 100.0%		$150,957,613

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$538,113

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

As of September 30, 2011, the Portfolio held 49.0% of net assets in insured bonds (of this amount 24.4% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CCD	– Community College District
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
RTA	– Regional Transportation Authority
SD	– School District
SFMR	– Single Family Mortgage Revenue
SSA	– Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.2%
Long-Term Municipal Bonds – 94.2%
Pennsylvania – 77.8%
Adams Cnty PA IDA (Gettysburg College) 5.00%, 8/15/25	$1,090	$1,185,866
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) 5.00%, 11/15/28	200	170,014
Allegheny Cnty PA IDA (Residential Resources, Inc.) 5.00%, 9/01/21	500	468,005
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax) 5.60%, 7/01/23	1,500	1,378,605
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr) NPFGC Series 05A 5.00%, 12/01/24	7,490	7,968,386
Butler Cnty PA FGIC Series 03 5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,766,586
Coatesville PA SD GO AGM 5.00%, 8/01/23	6,500	7,091,500
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45	300	281,247
Delaware Cnty Auth PA (Elwyn Proj) 5.00%, 6/01/25	1,645	1,536,627
Delaware Cnty PA Hgr Ed Auth (Eastern College) Series 99 5.625%, 10/01/28	2,500	2,500,200
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/29	4,470	4,713,436
Lancaster Area Swr Auth PA NPFGC Series 04 5.00%, 4/01/22	1,330	1,399,865
Lehigh Northampton PA Arpt NPFGC Series 00 6.00%, 5/15/30	4,400	4,399,956
Lycoming Cnty PA Auth (College of Technology) AMBAC Series 02 5.25%, 5/01/32	2,250	2,224,800

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Meadville PA GO XLCA 5.00%, 10/01/25	$3,080	$3,233,045
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	3,000	3,005,670
Montgomery Cnty PA IDA (New Regional Medical Ctr) 5.25%, 8/01/33	740	779,449
New Wilmington PA Mun Auth (Westminster College) RADIAN 5.00%, 5/01/27	1,040	1,013,615
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA) ACA Series 02 5.875%, 6/01/33	2,085	2,011,858
Pennsylvania Econ Dev Fin Auth (Amtrak) Series 01A 6.375%, 11/01/41	3,000	3,029,250
Pennsylvania Hgr Ed Fac Auth (Dickinson College) RADIAN Series 03AA-1 5.00%, 11/01/26	1,000	1,021,270
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ) 5.00%, 3/01/27	1,460	1,582,815
Series 2010 5.00%, 3/01/28	1,390	1,496,571
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys) AMBAC Series 05A 5.00%, 8/15/20	2,000	2,159,140
Pennsylvania IDA (Pennsylvania Srf) Series 08A 5.50%, 7/01/23	1,060	1,181,508
Pennsylvania Intergov Coop Auth 5.00%, 6/15/23	4,000	4,578,360
Pennsylvania Turnpike Comm Zero Coupon, 12/01/30	3,500	2,860,270
Philadelphia PA Gasworks 5.00%, 8/01/30	2,000	2,019,760
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24(a)	350	291,102

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Philadelphia PA IDA (Univ of Pennsylvania) Series 2007 0.73%, 4/26/14(b)	$2,000	$1,965,600
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,860,678
Philadelphia PA SD GO Series 2011E 5.25%, 9/01/23	4,000	4,380,760
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax) AGM 5.00%, 2/01/31	1,075	1,131,309
Pittsburgh PA GO AGM Series 06C 5.25%, 9/01/17	5,000	5,591,750
Pittsburgh PA Pub Pkg Auth NPFGC-RE Series 05A 5.00%, 12/01/19	2,435	2,585,654
Pittsburgh PA Ur Redev Auth SFMR Series 97A 6.25%, 10/01/28	745	745,000
South Central Gen Auth PA (Hanover Hospital) RADIAN 5.00%, 12/01/25	1,570	1,474,261
State Pub Sch Bldg Auth PA AGM Series 03 5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,405,800
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NPFGC-RE Series 05 5.00%, 5/15/26	2,025	2,115,234
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	3,235	2,525,662
Wilkes-Barre PA Fin Auth (Univ of Scranton) 5.00%, 11/01/30	2,500	2,647,575
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	527,534

		101,305,593

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	$265	$225,306

California – 0.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	520	610,834

District of Columbia – 2.3%
District of Columbia Tax Incr 5.25%, 12/01/26	2,625	3,016,597

Florida – 3.4%
Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	400	401,292
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	2,000	1,999,920
Double Branch CDD FL Series 02A 6.70%, 5/01/34	955	967,711
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	265	256,218
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	845	842,017

		4,467,158

Guam – 0.8%
Guam Intl Arpt Auth NPFGC Series 03B 5.25%, 10/01/23	500	505,915
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	510,835

		1,016,750

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA #1 – Deercrest) Series 03 6.625%, 3/01/33	983	790,332

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	$445	$436,305

		1,226,637

Puerto Rico – 6.9%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	800	838,936
5.375%, 7/01/24	1,530	1,620,637
Puerto Rico GO 5.25%, 7/01/23	500	514,950
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,180	1,239,354
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	3,335	3,501,050
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	300	306,321
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	345	361,719
Univ of Puerto Rico 5.00%, 6/01/22	655	665,008

		9,047,975

Texas – 0.6%
Camino Real Regl Mob Auth TX 5.00%, 2/15/22	845	845,152

Washington – 0.8%
Washington St GO AGM 5.00%, 7/01/28	920	988,292

Total Municipal Obligations (cost $119,163,399)		122,750,294

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $6,138,238)	6,138,238	$6,138,238

Total Investments – 98.9% (cost $125,301,637)		128,888,532
Other assets less liabilities – 1.1%		1,400,993

Net Assets – 100.0%		$130,289,525

(a)	Illiquid security.

(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of September 30, 2011, the Portfolio held 44.2% of net assets in insured bonds (of this amount 12.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDD	– Community Development District
CFD	– Community Facilities District
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
ID	– Improvement District
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SD	– School District
SFMR	– Single Family Mortgage Revenue
SSA	– Special Services Area
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Virginia – 72.8%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A 7.75%, 7/15/32	$4,260	$4,268,648
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	1,550	1,568,848
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	134	134,458
Chesapeake VA GO Series 2010D 5.00%, 12/01/25	2,275	2,694,828
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Co.) Series 02 5.875%, 6/01/17	1,000	1,023,370
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Co.) Series 02 5.875%, 6/01/17	2,800	2,865,436
Dulles Town Ctr CDA VA Series 98 6.25%, 3/01/26	1,860	1,854,625
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist) 5.00%, 4/01/28	8,635	9,639,596
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	1,018,630
Fairfax Cnty VA IDA (Inova Health Sys) 5.00%, 5/15/25	1,000	1,092,440
Fairfax Cnty VA Wtr Auth 5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,386,829
5.00%, 4/01/32	2,025	2,037,332
Fairfax VA GO Series 2010 5.00%, 7/15/25	480	566,160
Hampton VA Convention Ctr 5.00%, 1/15/35 (Pre-refunded/ETM)	635	673,030
AMBAC
5.00%, 1/15/35	4,515	4,558,615

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hampton VA GO Series 2010A 5.00%, 1/15/21	$1,750	$2,084,285
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,449,729
Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	7,850	7,971,451
Henrico Cnty VA GO 5.00%, 12/01/26	1,000	1,135,480
Series 2010 5.00%, 7/15/24	6,600	7,779,024
Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	1,165	1,330,232
Series 2009 5.00%, 5/01/27	1,200	1,351,944
Isle Wight Cnty VA GO 6.00%, 7/01/27	3,500	4,111,275
James City Cnty VA EDA (James City Cnty VA Lease) AGM 5.00%, 6/15/22	4,385	4,889,363
James City Cnty VA Swr (Anheuser-Busch Cos., Inc.) Series 97 6.00%, 4/01/32	4,200	4,202,814
Leesburg VA GO Series 2011A 5.00%, 1/15/24	2,040	2,417,196
Lexington VA Indl Dev Auth (Virginia Military Institute) Series 2010B 5.00%, 12/01/30	3,885	4,314,526
Loudoun Cnty VA Santn Auth 5.00%, 1/01/29	3,820	4,299,601
Montgomery Cnty VA IDA (Montgomery Cnty Va Lease) 5.00%, 2/01/24	2,000	2,212,940
Mosaic Dist VA CDA Series 2011A 6.875%, 3/01/36	250	258,613
New Port CDA VA 5.50%, 9/01/26(a)	957	528,561
Newport News VA IDA MFHR (Walker Village Apts) Series 02A 5.55%, 9/20/34	1,880	1,890,208
5.65%, 3/20/44	1,660	1,670,093

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Norfolk VA Arpt Auth (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	$970	$828,186
Northwestern Reg Jail Auth VA NPFGC 5.00%, 7/01/25	1,500	1,572,765
Prince William Cnty VA IDA (George Mason Univ) 5.50%, 9/01/31	3,750	4,040,662
Prince William Cnty VA IDA (Woodwind Gables Apt) AMBAC Series 01A 5.30%, 12/01/34	2,760	2,302,751
Reynolds Crossing CDA VA 5.10%, 3/01/21	2,135	2,088,905
Richmond VA GO Series 2009A 5.00%, 7/15/27	1,400	1,569,162
AGM Series 05A
5.00%, 7/15/22	2,500	2,793,750
Richmond VA Pub Util 5.00%, 1/15/28	1,000	1,105,050
Roanoke VA IDA (Carilion Health Sys) AGM 5.00%, 7/01/27	3,000	3,182,850
Suffolk VA GO 5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	2,047,930
5.00%, 8/01/22-2/01/26	7,140	8,341,364
NPFGC
5.00%, 2/01/20	1,290	1,472,522
Univ of Virginia 5.00%, 9/01/29(b)	2,910	3,343,590
Upper Occoquan Swr Auth VA AGM 5.00%, 7/01/25	2,500	2,731,025
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts) Series 02 5.40%, 4/01/44	2,900	2,963,539
Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	2,000	2,149,320
Virginia College Bldg Auth 5.00%, 9/01/16 (Pre-refunded/ETM)	220	256,661
Virginia College Bldg Auth (Liberty Univ) 5.25%, 3/01/29	5,000	5,593,600

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	$1,000	$1,063,020
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	6,424,346
Series 05A
5.00%, 9/01/17	5,890	6,681,086
Virginia HDA SFMR (Virginia HDA) Series 01D 5.40%, 6/01/24	3,155	3,156,073
Series 02B
5.50%, 4/01/27	5,000	5,000,950
Virginia Port Auth Series 2010 5.00%, 7/01/30	2,250	2,429,437
Virginia Port Auth (Virginia Lease Port Fund) Series 02 5.00%, 7/01/27	1,000	1,018,260
5.125%, 7/01/24	4,000	4,105,640
Virginia Resources Auth (Virginia SRF) 5.00%, 10/01/27	2,500	2,899,025
Series 2009
5.00%, 10/01/25	5,845	6,874,129
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) 5.125%, 9/01/22	710	717,711
Watkins Centre CDA VA 5.40%, 3/01/20	583	582,580

		184,616,069

Arizona – 0.4%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	355	301,824
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	628,818

		930,642

California – 1.5%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	880	1,033,718

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	$1,910	$2,115,994
Series 2008A
5.50%, 8/15/23	660	721,340

		3,871,052

District of Columbia – 8.3%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,700	4,964,986
District of Columbia Tax Incr 5.25%, 12/01/26	3,860	4,435,835
Metro Washington Arpt Auth VA Series C 5.125%, 10/01/34	5,130	5,417,998
Metro Washington Arpt Auth VA (Dulles Toll Road) Series 2010B 6.50%, 10/01/44	4,300	2,852,276
Washington DC Metro Area Trnst Auth 5.25%, 7/01/27	3,000	3,340,170

		21,011,265

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	494,325

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	445	436,304
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	325	336,775

		773,079

New York – 1.6%
New York NY GO Series 06 5.00%, 6/01/22	1,125	1,255,185
Series 2007
5.00%, 1/01/23	2,700	2,955,744

		4,210,929

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	405	422,063

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 8.8%
Puerto Rico Comwlth Hwy Tran 5.25%, 7/01/14	$1,760	$1,897,901
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	800	847,344
NPFGC
5.50%, 7/01/17	5,000	5,645,800
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	544,945
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	540,200
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,604,754
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	1,580	1,627,400
5.125%, 12/01/27	290	304,587
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	1,840	1,931,614
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	340	347,164
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	3,000	3,270,060
Univ of Puerto Rico 5.00%, 6/01/22	1,740	1,766,587

		22,328,356

Texas – 3.3%
Spring TX ISD GO 5.00%, 8/15/25	5,655	6,519,593
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	1,110	1,198,578
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	555	593,201

		8,311,372

Washington – 0.6%
Washington St GO AGM 5.00%, 7/01/28	1,335	1,434,097

Total Municipal Obligations (cost $238,038,974)		248,403,249

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Virginia Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $4,475,071)	4,475,071	$4,475,071

Total Investments – 99.8% (cost $242,514,045)		252,878,320
Other assets less liabilities – 0.2%		623,833

Net Assets – 100.0%		$253,502,153

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$1,049,614

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	When-Issued or delayed delivery security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of September 30, 2011, the Portfolio held 16.0% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal

AMBAC	– Ambac Assurance Corporation

CDA	– Community Development Authority

CFD	– Community Facilities District

EDA	– Economic Development Agency

ETM	– Escrowed to Maturity

FGIC	– Financial Guaranty Insurance Company

GO	– General Obligation

HDA	– Housing Development Authority

HFA	– Housing Finance Authority

IDA	– Industrial Development Authority/Agency

ISD	– Independent School District

MFHR	– Multi-Family Housing Revenue

NPFGC	– National Public Finance Guarantee Corporation

PCR	– Pollution Control Revenue Bond

SFMR	– Single Family Mortgage Revenue

SRF	– State Revolving Fund

SSA	– Special Services Area

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2011

	Arizona		Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $165,423,781 and $258,223,706, respectively)	$169,304,817		$271,408,130
Affiliated issuers (cost $0 and $466,280, respectively)	– 0	–	466,280
Interest and dividends receivable	2,226,383		3,782,961
Receivable for shares of beneficial interest sold	569,604		309,221
Unrealized appreciation on interest rate swap contracts	23,972		2,012,523

Total assets	172,124,776		277,979,115

Liabilities
Due to custodian	2,427,369		– 0	–
Unrealized depreciation on interest rate swap contracts	249,564		– 0	–
Payable for shares of beneficial interest redeemed	189,686		361,442
Dividends payable	182,875		263,037
Distribution fee payable	61,430		104,445
Advisory fee payable	23,250		81,627
Administrative fee payable	18,332		15,750
Transfer Agent fee payable	1,885		2,763
Accrued expenses	70,991		71,024

Total liabilities	3,225,382		900,088

Net Assets	$168,899,394		$277,079,027

Composition of Net Assets
Shares of beneficial interest, at par	$154,293		$245,793
Additional paid-in capital	166,083,520		261,846,513
Distributions in excess of net investment income	(183,725)		(210,226)
Accumulated net realized loss on investment transactions	(810,138)		– 0	–
Net unrealized appreciation on investments	3,655,444		15,196,947

	$168,899,394		$277,079,027

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$134,466,455	12,279,968	$10.95	*

Class B	$2,329,693	213,076	$10.93

Class C	$32,103,246	2,936,244	$10.93

Massachusetts Portfolio
Class A	$215,024,956	19,066,819	$11.28	*

Class B	$3,085,913	274,183	$11.25

Class C	$58,968,158	5,238,269	$11.26

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio was $11.29 and $11.63, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Statement of Assets & Liabilities

	Michigan		Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $89,072,970 and $104,499,566, respectively)	$92,138,252		$109,036,392
Affiliated issuers (cost $1,825,046 and $0, respectively)	1,825,046		– 0	–
Interest and dividends receivable	1,538,960		1,426,708
Unrealized appreciation on interest rate swap contracts	988,310		523,166
Receivable for shares of beneficial interest sold	196,422		61,447

Total assets	96,686,990		111,047,713

Liabilities
Due to custodian	– 0	–	2,689,844
Payable for shares of beneficial interest redeemed	125,304		128,864
Dividends payable	96,879		102,833
Distribution fee payable	41,322		38,689
Audit fee payable	39,601		39,602
Advisory fee payable	22,489		20,620
Administrative fee payable	19,995		16,498
Transfer Agent fee payable	2,455		1,978
Accrued expenses	33,167		25,492

Total liabilities	381,212		3,064,420

Net Assets	$96,305,778		$107,983,293

Composition of Net Assets
Shares of beneficial interest, at par	$89,505		$104,340
Additional paid-in capital	92,273,879		103,136,014
Distributions in excess of net investment income	(157,594)		(119,002)
Accumulated net realized gain (loss) on investment transactions	46,396		(198,051)
Net unrealized appreciation on investments	4,053,592		5,059,992

	$96,305,778		$107,983,293

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$66,033,193	6,134,167	$10.76	*

Class B	$1,459,620	135,844	$10.74

Class C	$28,812,965	2,680,480	$10.75

Minnesota Portfolio
Class A	$86,704,966	8,379,468	$10.35	*

Class B	$439,698	42,498	$10.35

Class C	$20,838,629	2,012,064	$10.36

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio was $11.09 and $10.67, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	New Jersey		Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $146,036,267 and $145,485,184, respectively)	$151,177,253		$150,221,816
Affiliated issuers (cost $2,549,512 and $0, respectively)	2,549,512		– 0	–
Interest and dividends receivable	2,014,281		2,414,403
Unrealized appreciation on interest rate swap contracts	472,065		538,113
Receivable for shares of beneficial interest sold	101,016		188,286

Total assets	156,314,127		153,362,618

Liabilities
Due to custodian	– 0	–	1,850,855
Payable for shares of beneficial interest redeemed	289,485		210,507
Dividends payable	160,684		151,854
Distribution fee payable	60,420		63,140
Advisory fee payable	46,004		40,009
Audit fee payable	38,807		38,990
Administrative fee payable	16,005		15,844
Transfer Agent fee payable	2,500		3,131
Accrued expenses	25,845		30,675

Total liabilities	639,750		2,405,005

Net Assets	$155,674,377		$150,957,613

Composition of Net Assets
Shares of beneficial interest, at par	$160,304		$147,923
Additional paid-in capital	151,335,340		145,730,743
Distributions in excess of net investment income	(183,981)		(158,193)
Accumulated net realized loss on investment transactions	(1,250,337)		(37,605)
Net unrealized appreciation on investments	5,613,051		5,274,745

	$155,674,377		$150,957,613

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$118,468,400	12,200,730	$9.71	*

Class B	$2,981,869	307,027	$9.71

Class C	$34,224,108	3,522,638	$9.72

Ohio Portfolio
Class A	$106,355,988	10,419,962	$10.21	*

Class B	$3,081,980	302,285	$10.20

Class C	$41,519,645	4,070,005	$10.20

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio was $10.01 and $10.53, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Assets & Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $119,163,399 and $238,038,974, respectively)	$122,750,294		$248,403,249
Affiliated issuers (cost $6,138,238 and $4,475,071, respectively)	6,138,238		4,475,071
Interest and dividends receivable	1,699,852		3,271,511
Receivable for shares of beneficial interest sold	57,590		297,685
Unrealized appreciation on interest rate swap contracts	– 0	–	1,049,614

Total assets	130,645,974		257,497,130

Liabilities
Dividends payable	118,106		241,888
Payable for shares of beneficial interest redeemed	55,435		151,667
Advisory fee payable	55,083		56,323
Distribution fee payable	48,740		98,790
Audit fee payable	38,697		37,252
Administrative fee payable	16,115		15,761
Transfer Agent fee payable	2,947		13,453
Payable for investment securities purchased	– 0	–	3,350,720
Accrued expenses	21,326		29,123

Total liabilities	356,449		3,994,977

Net Assets	$130,289,525		$253,502,153

Composition of Net Assets
Shares of beneficial interest, at par	$124,861		$228,184
Additional paid-in capital	126,594,753		240,979,271
Distributions in excess of net investment income	(118,106)		(20,929)
Accumulated net realized gain on investment transactions	101,122		901,738
Net unrealized appreciation on investments	3,586,895		11,413,889

	$130,289,525		$253,502,153

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$101,431,741	9,720,736	$10.43	*

Class B	$3,163,964	303,227	$10.43

Class C	$25,693,820	2,462,173	$10.44

Virginia Portfolio
Class A	$189,325,803	17,030,962	$11.12	*

Class B	$3,132,648	282,290	$11.10

Class C	$61,043,702	5,505,141	$11.09

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio was $10.75 and $11.46, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended September 30, 2011

	Arizona	Massachusetts
Investment Income
Interest	$8,920,963	$11,562,412
Dividends – Affiliated issuers	224	997

Total income	8,921,187	11,563,409

Expenses
Advisory fee (see Note B)	803,098	1,202,320
Distribution fee – Class A	424,812	611,238
Distribution fee – Class B	33,642	37,195
Distribution fee – Class C	334,979	597,167
Transfer agency – Class A	51,319	68,773
Transfer agency – Class B	1,869	1,935
Transfer agency – Class C	13,554	22,455
Custodian	112,152	101,993
Administrative	67,247	68,249
Audit	38,663	38,394
Legal	31,690	32,562
Printing	17,917	26,976
Registration fees	11,898	2,747
Trustees’ fees	6,583	8,268
Miscellaneous	8,253	11,153

Total expenses	1,957,676	2,831,425
Less: expenses waived and reimbursed by the Adviser (see Note B)	(307,606)	(196,478)

Net expenses	1,650,070	2,634,947

Net investment income	7,271,117	8,928,462

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(800,663)	492,421
Swap contracts	9,429	483,481
Net change in unrealized appreciation/depreciation of:
Investments	(2,544,133)	(897,518)
Swap contracts	(107,203)	68,293

Net gain (loss) on investment transactions	(3,442,570)	146,677

Net Increase in Net Assets from Operations	$3,828,547	$9,075,139

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Operations

	Michigan	Minnesota
Investment Income
Interest	$4,839,327	$5,010,298
Dividends – Affiliated issuers	310	– 0	–

Total income	4,839,637	5,010,298

Expenses
Advisory fee (see Note B)	448,365	514,127
Distribution fee – Class A	198,909	279,631
Distribution fee – Class B	22,336	5,078
Distribution fee – Class C	311,001	205,321
Transfer agency – Class A	37,855	40,175
Transfer agency – Class B	1,757	1,123
Transfer agency – Class C	19,073	9,833
Custodian	91,992	98,516
Administrative	71,030	64,221
Audit	40,065	39,270
Legal	39,035	31,289
Printing	20,205	17,761
Trustees’ fees	5,646	6,933
Registration fees	4,955	339
Miscellaneous	4,400	6,401

Total expenses	1,316,624	1,320,018
Less: expenses waived and reimbursed by the Adviser (see Note B)	(76,958)	(144,485)

Net expenses	1,239,666	1,175,533

Net investment income	3,599,971	3,834,765

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	126,579	(31,537)
Swap contracts	241,368	134,134
Net change in unrealized appreciation/depreciation of:
Investments	(1,711,230)	(955,138)
Swap contracts	(12,056)	(8,264)

Net loss on investment transactions	(1,355,339)	(860,805)

Net Increase in Net Assets from Operations	$2,244,632	$2,973,960

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	New Jersey	Ohio
Investment Income
Interest	$7,827,891	$7,106,593
Dividends – Affiliated issuers	955	416

Total income	7,828,846	7,107,009

Expenses
Advisory fee (see Note B)	710,652	710,865
Distribution fee – Class A	356,330	335,722
Distribution fee – Class B	36,661	38,336
Distribution fee – Class C	354,800	422,291
Transfer agency – Class A	49,991	52,780
Transfer agency – Class B	2,174	2,688
Transfer agency – Class C	16,241	21,812
Custodian	95,888	86,333
Administrative	66,639	64,166
Audit	39,458	36,894
Legal	30,611	33,288
Printing	25,018	22,561
Trustees’ fees	6,719	6,530
Registration fees	1,525	– 0	–
Miscellaneous	7,787	7,520

Total expenses	1,800,494	1,841,786
Less: expenses waived and reimbursed by the Adviser (see Note B)	(152,544)	(176,601)

Net expenses	1,647,950	1,665,185

Net investment income	6,180,896	5,441,824

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(52,657)	368,584
Swap contracts	116,506	137,967
Net change in unrealized appreciation/depreciation of:
Investments	(2,384,248)	(1,411,858)
Swap contracts	(3,780)	(8,500)

Net loss on investment transactions	(2,324,179)	(913,807)

Net Increase in Net Assets from Operations	$3,856,717	$4,528,017

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$6,284,211		$11,162,667
Dividends – Affiliated issuers	434		1,236

Total income	6,284,645		11,163,903

Expenses
Advisory fee (see Note B)	583,709		1,102,338
Distribution fee – Class A	300,809		553,111
Distribution fee – Class B	36,166		37,016
Distribution fee – Class C	258,267		568,919
Transfer agency – Class A	48,846		79,713
Transfer agency – Class B	2,491		2,284
Transfer agency – Class C	14,040		27,035
Custodian	99,191		113,851
Administrative	69,932		57,371
Audit	38,132		36,017
Legal	31,983		32,514
Printing	14,607		21,581
Trustees’ fees	6,650		8,261
Registration fees	402		1,729
Miscellaneous	6,560		10,956

Total expenses	1,511,785		2,652,696
Less: expenses waived and reimbursed by the Adviser (see Note B)	(73,408)		(464,802)

Net expenses	1,438,377		2,187,894

Net investment income	4,846,268		8,976,009

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	138,042		1,310,897
Swap contracts	– 0	–	249,319
Net change in unrealized appreciation/depreciation of:
Investments	(637,837)		(745,509)
Swap contracts	– 0	–	68,435

Net gain (loss) on investment transactions	(499,795)		883,142

Net Increase in Net Assets from Operations	$4,346,473		$9,859,151

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,271,117	$7,973,641
Net realized gain (loss) on investment transactions	(791,234)	1,647,939
Net change in unrealized appreciation/depreciation of investments	(2,651,336)	751,868

Net increase in net assets from operations	3,828,547	10,373,448
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,978,658)	(6,568,155)
Class B	(118,923)	(197,295)
Class C	(1,182,875)	(1,217,537)
Net realized gain on investment transactions
Class A	(1,155,566)	– 0	–
Class B	(31,404)	– 0	–
Class C	(279,810)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(27,713,514)	(15,939,948)

Total decrease	(32,632,203)	(13,549,487)
Net Assets
Beginning of period	201,531,597	215,081,084

End of period (including distributions in excess of net investment income of ($183,725) and ($203,403), respectively)	$168,899,394	$201,531,597

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

	Massachusetts
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,928,462	$7,852,471
Net realized gain on investment transactions	975,902	949,252
Net change in unrealized appreciation/depreciation of investments	(829,225)	5,300,208

Net increase in net assets from operations	9,075,139	14,101,931
Dividends to Shareholders from
Net investment income
Class A	(7,514,190)	(6,473,211)
Class B	(111,204)	(189,623)
Class C	(1,787,876)	(1,670,937)
Transactions in Shares of Beneficial Interest
Net increase	15,254,150	44,917,091

Total increase	14,916,019	50,685,251
Net Assets
Beginning of period	262,163,008	211,477,757

End of period (including distributions in excess of net investment income of ($210,226) and ($208,899), respectively)	$277,079,027	$262,163,008

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

Michigan
Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,599,971	$3,822,924
Net realized gain on investment transactions	367,947	869,145
Net change in unrealized appreciation/depreciation of investments	(1,723,286)	290,042
Contributions from Adviser (see Note B)	– 0	–	1,157

Net increase in net assets from operations	2,244,632	4,983,268
Dividends to Shareholders from
Net investment income
Class A	(2,709,612)	(2,822,665)
Class B	(76,047)	(134,203)
Class C	(1,056,388)	(1,107,126)
Transactions in Shares of Beneficial Interest
Net decrease	(14,553,984)	(3,590,276)

Total decrease	(16,151,399)	(2,671,002)
Net Assets
Beginning of period	112,457,177	115,128,179

End of period (including distributions in excess of net investment income of ($157,594) and ($164,668), respectively)	$96,305,778	$112,457,177

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	Minnesota
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,834,765	$3,621,539
Net realized gain on investment transactions	102,597	592,091
Net change in unrealized appreciation/depreciation of investments	(963,402)	1,873,515

Net increase in net assets from operations	2,973,960	6,087,145
Dividends to Shareholders from
Net investment income
Class A	(3,358,188)	(3,243,863)
Class B	(14,674)	(25,137)
Class C	(596,662)	(486,245)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(21,143,071)	13,980,259

Total increase (decrease)	(22,138,635)	16,312,159
Net Assets
Beginning of period	130,121,928	113,809,769

End of period (including distributions in excess of net investment income of ($119,002) and ($118,377), respectively)	$107,983,293	$130,121,928

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	New Jersey
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,180,896	$6,737,707
Net realized gain on investment transactions	63,849	607,860
Net change in unrealized appreciation/depreciation of investments	(2,388,028)	4,213,895

Net increase in net assets from operations	3,856,717	11,559,462
Dividends to Shareholders from
Net investment income
Class A	(4,942,954)	(5,370,090)
Class B	(127,010)	(218,264)
Class C	(1,228,157)	(1,265,622)
Transactions in Shares of Beneficial Interest
Net decrease	(14,605,208)	(6,217,459)

Total decrease	(17,046,612)	(1,511,973)
Net Assets
Beginning of period	172,720,989	174,232,962

End of period (including distributions in excess of net investment income of ($183,981) and ($188,656), respectively)	$155,674,377	$172,720,989

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

	Ohio
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,441,824	$5,743,939
Net realized gain on investment transactions	506,551	141,859
Net change in unrealized appreciation/depreciation of investments	(1,420,358)	1,634,755

Net increase in net assets from operations	4,528,017	7,520,553
Dividends to Shareholders from
Net investment income
Class A	(4,178,197)	(4,382,740)
Class B	(116,083)	(198,677)
Class C	(1,286,153)	(1,299,339)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(17,955,231)	6,922,334

Total increase (decrease)	(19,007,647)	8,562,131
Net Assets
Beginning of period	169,965,260	161,403,129

End of period (including distributions in excess of net investment income of ($158,193) and ($157,551), respectively)	$150,957,613	$169,965,260

See notes to financial statements.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Pennsylvania
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,846,268	$5,046,803
Net realized gain on investment transactions	138,042	1,736,393
Net change in unrealized appreciation/depreciation of investments	(637,837)	1,721,119

Net increase in net assets from operations	4,346,473	8,504,315
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,905,732)	(3,975,845)
Class B	(115,528)	(181,793)
Class C	(825,008)	(889,165)
Net realized gain on investment transactions
Class A	(924,127)	– 0	–
Class B	(37,512)	– 0	–
Class C	(244,880)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(6,245,321)	(3,957,873)

Total decrease	(7,951,635)	(500,361)
Net Assets
Beginning of period	138,241,160	138,741,521

End of period (including distributions in excess of net investment income of ($118,106) and ($129,554), respectively)	$130,289,525	$138,241,160

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Statement of Changes in Net Assets

	Virginia
	Year Ended September 30, 2011	Year Ended September 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,976,009	$8,594,035
Net realized gain on investment transactions	1,560,216	1,325,638
Net change in unrealized appreciation/depreciation of investments	(677,074)	4,650,756

Net increase in net assets from operations	9,859,151	14,570,429
Dividends and Distributions to Shareholders from
Net investment income
Class A	(7,259,112)	(7,033,665)
Class B	(120,307)	(174,112)
Class C	(1,846,560)	(1,633,548)
Net realized gain on investment transactions
Class A	(413,890)	– 0	–
Class B	(9,397)	– 0	–
Class C	(129,670)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(15,691,486)	29,257,496

Total increase (decrease)	(15,611,271)	34,986,600
Net Assets
Beginning of period	269,113,424	234,126,824

End of period (including distributions in excess of net investment income of ($20,929) and undistributed net investment income of $114,894, respectively)	$253,502,153	$269,113,424

See notes to financial statements.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2011

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolio to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Notes to Financial Statements

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued using the Adviser’s pricing models which utilize pricing-related information from external sources. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2011:

Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$169,304,817		$	– 0	–	$169,304,817

Total Investments in Securities		– 0	–	169,304,817			– 0	–	169,304,817
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		23,972		23,972
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–		(249,564)		(249,564)

Total	$	– 0	–	$169,304,817			$(225,592)		$169,079,225

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$271,408,130		$	– 0	–	$271,408,130
Short-Term Investments		466,280		– 0	–		– 0	–	466,280

Total Investments in Securities		466,280		271,408,130			– 0	–	271,874,410
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		2,012,523		2,012,523
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$466,280		$271,408,130			$2,012,523		$273,886,933

Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$92,138,252		$	– 0	–	$92,138,252
Short-Term Investment		1,825,046		– 0	–		– 0	–	1,825,046

Total Investments in Securities		1,825,046		92,138,252			– 0	–	93,963,298
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		988,310		988,310
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$1,825,046		$92,138,252			$988,310		$94,951,608

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$109,036,392		$	– 0	–	$109,036,392

Total Investments in Securities		– 0	–	109,036,392			– 0	–	109,036,392
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		523,166		523,166
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$–0	–	$109,036,392			$523,166		$109,559,558

New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$151,177,253		$	– 0	–	$151,177,253
Short-Term Investments		2,549,512		– 0	–		– 0	–	2,549,512

Total Investments in Securities		2,549,512		151,177,253			– 0	–	153,726,765
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		472,065		472,065
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$2,549,512		$151,177,253			$472,065		$154,198,830

Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$150,221,816		$	– 0	–	$150,221,816

Total Investments in Securities		– 0	–	150,221,816			– 0	–	150,221,816
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		538,113		538,113
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$150,221,816			$538,113		$150,759,929

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$122,750,294		$	– 0	–	$122,750,294
Short-Term Investments		6,138,238		– 0	–		– 0	–	6,138,238

Total Investments in Securities		6,138,238		122,750,294			– 0	–	128,888,532
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total		$6,138,238		$122,750,294		$	– 0	–	$128,888,532

Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$248,403,249		$	– 0	–	$248,403,249
Short-Term Investments		4,475,071		– 0	–		– 0	–	4,475,071

Total Investments in Securities		4,475,071		248,403,249			– 0	–	252,878,320
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–		1,049,614		1,049,614
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$4,475,071		$248,403,249			$1,049,614		$253,927,934

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Arizona Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		9,429			9,429
Change in unrealized appreciation/depreciation		(107,203)			(107,203)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(9,429)			(9,429)
Transfers in to Level 3		(118,389)			(118,389)
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$(225,592)			$(225,592)

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$(107,203)			$(107,203)

Massachusetts Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		483,481			483,481
Change in unrealized appreciation/depreciation		68,293			68,293
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(483,481)			(483,481)
Transfers in to Level 3		1,944,230			1,944,230
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$2,012,523			$2,012,523

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$68,293			$68,293

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

Michigan Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		241,368			241,368
Change in unrealized appreciation/depreciation		(12,056)			(12,056)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(241,368)			(241,368)
Transfers in to Level 3		1,000,366			1,000,366
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$988,310			$988,310

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$(12,056)			$(12,056)

Minnesota Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		134,134			134,134
Change in unrealized appreciation/depreciation		(8,264)			(8,264)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(134,134)			(134,134)
Transfers in to Level 3		531,430			531,430
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$523,166			$523,166

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$(8,264)			$(8,264)

New Jersey Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		116,506			116,506
Change in unrealized appreciation/depreciation		(3,780)			(3,780)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(116,506)			(116,506)
Transfers in to Level 3		475,845			475,845
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$472,065			$472,065

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$(3,780)			$(3,780)

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Ohio Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		137,967			137,967
Change in unrealized appreciation/depreciation		(8,500)			(8,500)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(137,967)			(137,967)
Transfers in to Level 3		546,613			546,613
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$538,113			$538,113

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$(8,500)			$(8,500)

Virginia Portfolio	Interest Rate Swap Contracts			Total
Balance as of 9/30/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		249,319			249,319
Change in unrealized appreciation/depreciation		68,435			68,435
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		(249,319)			(249,319)
Transfers in to Level 3		981,179			981,179
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$1,049,614			$1,049,614

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*		$68,435			$68,435

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

During the year ended September 30, 2010, the Adviser reimbursed the Michigan Portfolio $1,157 for trading losses incurred due to a trade entry error.

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Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

The Expense Caps will extend through January 31, 2012 and then may be extended by the Adviser for additional one year terms. For the year ended September 30, 2011, such reimbursement waivers amounted to $307,606, $196,478, $76,958, $144,485, $152,544, $176,601, $73,408 and $464,802 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended September 30, 2011, such fees amounted to $67,247, $68,249, $71,030, $64,221, $66,639, $64,166, $69,932 and $57,371 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended September 30, 2011, such compensation retained by ABIS amounted to: $22,866, $34,881, $29,258, $24,124, $30,917, $31,638, $32,338 and $35,802 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the year ended September 30, 2011 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class B	Class C
Arizona	$ – 0	–	$4,490	$1,153	$5,057
Massachusetts	60		19,001	334	18,427
Michigan	110		601	4,798	2,146
Minnesota	145		158	190	6,606
New Jersey	– 0	–	1,000	1,728	4,855
Ohio	89		7,819	2,234	3,805
Pennsylvania	143		2,163	742	1,405
Virginia	782		21,682	1,148	5,589

The Portfolios may invest in the AllianceBernstein Fixed-Income Shares, Inc. — Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolios’ transactions in shares of the Government STIF Portfolio for the year ended September 30, 2011 is as follows:

Portfolio	Market Value September 30, 2010 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2011 (000)			Dividend Income (000)
Arizona	$	– 0	–	$7,476	$7,476	$	– 0	–	$	– 0	–*
Massachusetts		– 0	–	22,335	21,869		466			1
Michigan		– 0	–	4,212	2,387		1,825			– 0	–*
New Jersey		– 0	–	11,274	8,724		2,550			1
Ohio		– 0	–	8,263	8,263		– 0	–		– 0	–*
Pennsylvania		– 0	–	8,592	2,454		6,138			– 0	–*
Virginia		– 0	–	31,153	26,678		4,475			1

*	Amount is less than $500.

The Minnesota Portfolio did not have any transactions in shares of the Government STIF Portfolio during the year ended September 30, 2011.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the

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Notes to Financial Statements

Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,412,244	$1,942,226
Massachusetts	3,365,911	3,509,525
Michigan	3,166,377	4,290,086
Minnesota	2,643,519	2,663,498
New Jersey	5,268,960	3,502,158
Ohio	4,297,939	3,757,570
Pennsylvania	3,546,436	3,332,319
Virginia	3,571,008	2,902,345

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2011, were as follows:

Portfolio	Purchases	Sales
Arizona	$3,558,468	$28,507,659
Massachusetts	69,333,742	38,177,403
Michigan	2,581,801	16,243,100
Minnesota	11,809,937	17,099,813
New Jersey	733,775	17,312,456
Ohio	12,575,626	23,422,123
Pennsylvania	8,246,305	20,760,081
Virginia	58,374,886	70,754,601

There were no purchases or sales of U.S. government and government agency obligations for the year ended September 30, 2011.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Cost	Gross Unrealized		Net Unrealized Appreciation
Portfolio		Appreciation	(Depreciation)
Arizona	$165,423,781	$4,936,458	$(1,055,422)	$3,881,036
Massachusetts	258,689,986	14,065,363	(880,939)	13,184,424
Michigan	90,898,016	3,524,691	(459,409)	3,065,282
Minnesota	104,526,044	4,651,981	(141,633)	4,510,348
New Jersey	148,591,863	7,023,196	(1,888,294)	5,134,902
Ohio	145,485,184	5,711,123	(974,491)	4,736,632
Pennsylvania	125,301,637	4,569,637	(982,742)	3,586,895
Virginia	242,620,000	11,706,421	(1,448,101)	10,258,320

1. Derivative Financial Instruments

Each Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized

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Notes to Financial Statements

appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2011, the Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Virginia Portfolios held interest rate swaps for hedging purposes.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of September 30, 2011, the Arizona Portfolio had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $249,564 at September 30, 2011.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

At September 30, 2011, the Portfolios had entered into the following derivatives:

Arizona Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$23,972	Unrealized depreciation on interest rate swap contracts	$249,564

Total		$23,972		$249,564

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$9,429	$(107,203)

Total		$9,429	$(107,203)

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $2,440,000.

Massachusetts Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$2,012,523

Total		$2,012,523

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Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$483,481	$68,293

Total		$483,481	$68,293

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $13,100,000.

Michigan Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$988,310

Total		$988,310

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$241,368	$(12,056)

Total		$241,368	$(12,056)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $6,200,000.

Minnesota Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$523,166

Total		$523,166

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$134,134	$(8,264)

Total		$134,134	$(8,264)

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $3,500,000.

New Jersey Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$472,065

Total		$472,065

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Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$116,506	$(3,780)

Total		$116,506	$(3,780)

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $3,000,000.

Ohio Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$538,113

Total		$538,113

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$137,967	$(8,500)

Total		$137,967	$(8,500)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $3,600,000.

Virginia Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,049,614

Total		$1,049,614

The effect of derivative instruments on the statement of operations for the year ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$249,319	$68,435

Total		$249,319	$68,435

For the year ended September 30, 2011, the average monthly notional amount of interest rate swaps was $7,000,000.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Arizona Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	1,158,480	1,386,384	$12,414,735	$15,179,020

Shares issued in reinvestment of dividends and distributions	384,732	336,557	4,105,511	3,678,934

Shares converted from Class B	126,191	194,264	1,355,578	2,122,249

Shares redeemed	(3,659,181)	(3,313,057)	(38,936,689)	(36,149,801)

Net decrease	(1,989,778)	(1,395,852)	$(21,060,865)	$(15,169,598)

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Notes to Financial Statements

	Arizona Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class B
Shares sold	418	3,570	$4,828	$39,034

Shares issued in reinvestment of dividends and distributions	10,171	12,888	108,194	140,536

Shares converted to Class A	(126,372)	(194,581)	(1,355,578)	(2,122,249)

Shares redeemed	(77,756)	(88,371)	(818,216)	(965,063)

Net decrease	(193,539)	(266,494)	$(2,060,772)	$(2,907,742)

Class C
Shares sold	287,887	553,537	$3,088,762	$6,036,899

Shares issued in reinvestment of dividends and distributions	84,961	65,384	904,405	713,718

Shares redeemed	(810,308)	(422,705)	(8,585,044)	(4,613,225)

Net increase (decrease)	(437,460)	196,216	$(4,591,877)	$2,137,392

	Massachusetts Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	8,308,336	4,732,763	$89,548,401	$52,210,069

Shares issued in reinvestment of dividends	302,462	307,046	3,303,296	3,387,569

Shares converted from Class B	101,181	196,597	1,103,706	2,169,093

Shares redeemed	(6,649,727)	(2,527,182)	(71,634,166)	(27,883,330)

Net increase	2,062,252	2,709,224	$22,321,237	$29,883,401

Class B
Shares sold	2,695	29,429	$30,172	$323,027

Shares issued in reinvestment of dividends	6,425	8,920	69,938	98,325

Shares converted to Class A	(101,376)	(197,050)	(1,103,706)	(2,169,093)

Shares redeemed	(51,967)	(110,397)	(556,547)	(1,218,841)

Net decrease	(144,223)	(269,098)	$(1,560,143)	$(2,966,582)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	Massachusetts Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class C
Shares sold	873,484	2,167,029	$9,537,803	$23,848,459

Shares issued in reinvestment of dividends	121,459	108,387	1,323,729	1,194,412

Shares redeemed	(1,512,048)	(635,506)	(16,368,476)	(7,042,599)

Net increase (decrease)	(517,105)	1,639,910	$(5,506,944)	$18,000,272

	Michigan Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	890,286	944,052	$9,445,590	$10,134,042

Shares issued in reinvestment of dividends	169,080	180,595	1,793,928	1,937,491

Shares converted from Class B	87,033	138,150	921,552	1,479,075

Shares redeemed	(1,758,547)	(1,353,398)	(18,531,430)	(14,521,834)

Net decrease	(612,148)	(90,601)	$(6,370,360)	$(971,226)

Class B
Shares sold	11,786	12,560	$126,664	$135,155

Shares issued in reinvestment of dividends	6,176	9,940	65,375	106,370

Shares converted to Class A	(87,184)	(138,396)	(921,552)	(1,479,075)

Shares redeemed	(92,679)	(89,717)	(984,143)	(962,177)

Net decrease	(161,901)	(205,613)	$(1,713,656)	$(2,199,727)

Class C
Shares sold	213,551	531,668	$2,268,271	$5,695,213

Shares issued in reinvestment of dividends	73,645	73,992	780,167	792,800

Shares redeemed	(897,889)	(645,737)	(9,518,406)	(6,907,336)

Net decrease	(610,693)	(40,077)	$(6,469,968)	$(419,323)

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Notes to Financial Statements

	Minnesota Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	1,618,138	2,295,077	$16,281,059	$23,218,071

Shares issued in reinvestment of dividends	188,716	190,492	1,898,874	1,930,757

Shares converted from Class B	13,863	37,663	139,961	382,495

Shares redeemed	(3,801,092)	(1,400,169)	(37,932,172)	(14,196,749)

Net increase (decrease)	(1,980,375)	1,123,063	$(19,612,278)	$11,334,574

Class B
Shares sold	1,114	1,956	$11,318	$19,750

Shares issued in reinvestment of dividends	971	1,684	9,769	17,028

Shares converted to Class A	(13,863)	(37,667)	(139,961)	(382,495)

Shares redeemed	(11,106)	(15,185)	(112,822)	(154,845)

Net decrease	(22,884)	(49,212)	$(231,696)	$(500,562)

Class C
Shares sold	420,125	608,333	$4,242,625	$6,196,160

Shares issued in reinvestment of dividends	42,002	34,423	423,208	349,107

Shares redeemed	(597,343)	(335,897)	(5,964,930)	(3,399,020)

Net increase (decrease)	(135,216)	306,859	$(1,299,097)	$3,146,247

	New Jersey Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	3,446,517	1,443,475	$32,409,455	$13,767,441

Shares issued in reinvestment of dividends	217,442	255,850	2,062,490	2,450,632

Shares converted from Class B	121,602	271,674	1,155,478	2,594,437

Shares redeemed	(4,732,290)	(2,489,943)	(44,496,945)	(23,776,630)

Net decrease	(946,729)	(518,944)	$(8,869,522)	$(4,964,120)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	New Jersey Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class B
Shares sold	17,781	15,916	$165,930	$152,156

Shares issued in reinvestment of dividends	9,226	16,193	87,448	154,829

Shares converted to Class A	(121,590)	(271,624)	(1,155,478)	(2,594,437)

Shares redeemed	(95,148)	(119,528)	(894,707)	(1,141,057)

Net decrease	(189,731)	(359,043)	$(1,796,807)	$(3,428,509)

Class C
Shares sold	319,820	574,812	$3,054,990	$5,508,908

Shares issued in reinvestment of dividends	91,883	92,948	871,051	890,941

Shares redeemed	(835,459)	(441,247)	(7,864,920)	(4,224,679)

Net increase (decrease)	(423,756)	226,513	$(3,938,879)	$2,175,170

	Ohio Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	2,725,965	1,767,927	$27,294,711	$17,766,498

Shares issued in reinvestment of dividends	271,008	278,911	2,713,237	2,802,723

Shares converted from Class B	110,335	256,168	1,106,167	2,568,886

Shares redeemed	(4,500,647)	(1,565,445)	(44,572,327)	(15,731,710)

Net increase (decrease)	(1,393,339)	737,561	$(13,458,212)	$7,406,397

Class B
Shares sold	3,846	16,435	$38,806	$164,786

Shares issued in reinvestment of dividends	9,074	16,274	92,220	163,118

Shares converted to Class A	(110,471)	(256,438)	(1,106,167)	(2,568,886)

Shares redeemed	(89,142)	(107,716)	(884,047)	(1,076,525)

Net decrease	(186,693)	(331,445)	$(1,859,188)	$(3,317,507)

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Ohio Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class C
Shares sold	415,581	601,639	$4,153,464	$6,051,365

Shares issued in reinvestment of dividends	87,461	91,196	875,370	915,850

Shares redeemed	(768,105)	(411,498)	(7,666,665)	(4,133,771)

Net increase (decrease)	(265,063)	281,337	$(2,637,831)	$2,833,444

	Pennsylvania Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	1,488,345	932,071	$15,015,035	$9,571,046

Shares issued in reinvestment of dividends and distributions	278,023	228,570	2,812,607	2,352,730

Shares converted from Class B	106,214	188,514	1,077,725	1,935,268

Shares redeemed	(2,100,612)	(1,419,314)	(21,182,794)	(14,595,766)

Net decrease	(228,030)	(70,159)	$(2,277,427)	$(736,722)

Class B
Shares sold	4,765	20,934	$49,050	$214,841

Shares issued in reinvestment of dividends and distributions	10,243	11,560	103,534	118,886

Shares converted to Class A	(106,214)	(188,514)	(1,077,725)	(1,935,268)

Shares redeemed	(45,713)	(97,729)	(465,395)	(1,001,391)

Net decrease	(136,919)	(253,749)	$(1,390,536)	$(2,602,932)

Class C
Shares sold	150,174	230,578	$1,533,173	$2,379,445

Shares issued in reinvestment of dividends and distributions	77,191	59,707	780,289	614,585

Shares redeemed	(483,348)	(351,587)	(4,890,820)	(3,612,249)

Net decrease	(255,983)	(61,302)	$(2,577,358)	$(618,219)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

	Virginia Portfolio
	Shares		Amount
	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2011	Year Ended September 30, 2010

Class A
Shares sold	2,584,329	3,844,511	$27,857,809	$41,509,568

Shares issued in reinvestment of dividends and distributions	432,883	381,966	4,653,349	4,125,389

Shares converted from Class B	84,190	155,217	907,102	1,679,390

Shares redeemed	(4,547,817)	(2,365,279)	(48,598,379)	(25,560,367)

Net increase (decrease)	(1,446,415)	2,016,415	$(15,180,119)	$21,753,980

Class B
Shares sold	6,543	11,214	$68,911	$120,553

Shares issued in reinvestment of dividends and distributions	8,285	10,821	88,752	116,493

Shares converted to Class A	(84,338)	(155,504)	(907,102)	(1,679,390)

Shares redeemed	(78,248)	(44,446)	(830,609)	(477,327)

Net decrease	(147,758)	(177,915)	$(1,580,048)	$(1,919,671)

Class C
Shares sold	848,553	1,218,547	$9,190,276	$13,124,982

Shares issued in reinvestment of dividends and distributions	137,221	106,939	1,470,979	1,152,477

Shares redeemed	(901,111)	(450,025)	(9,592,574)	(4,854,272)

Net increase	84,663	875,461	$1,068,681	$9,423,187

NOTE F

Risks Involved in Investing in the Portfolios

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended September 30, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010 were as follows:

Arizona Portfolio	2011	2010
Distributions paid from:
Ordinary income	$115,128	$54,515
Net long-term capital gains	1,432,139	– 0	–

Total taxable distributions paid	1,547,267	54,515
Tax exempt distributions	7,199,969	7,928,472

Total distributions paid	$8,747,236	$7,982,987

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(810,136	)(a)
Unrealized appreciation/(depreciation)	3,654,594	(b)

Total accumulated earnings/(deficit)	$2,844,458	(c)

(a)	At September 30, 2011, the Portfolio elected to defer $810,136 of capital losses that are deemed to arise on October 1, 2011.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps and redesignations of distributions resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

Massachusetts Portfolio	2011	2010
Distributions paid from:
Ordinary income	$406,498	$399,273
Tax-exempt income	9,006,772	7,934,498

Total distributions paid	$9,413,270	$8,333,771

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$126,674
Accumulated capital and other losses	– 0	–(a)
Unrealized appreciation/(depreciation)	15,123,084	(b)

Total accumulated earnings/(deficit)	$15,249,758	(c)

(a)

During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $492,421. Additionally, the Portfolio had capital loss carryforwards of $1,306,001 expire in the current fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps and the expiration of capital loss carryforwards resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Michigan Portfolio	2011	2010
Distributions paid from:
Ordinary income	$193,368	$194,950
Net long-term capital gains	7,782	– 0	–

Total taxable distributions paid	201,150	194,950
Tax exempt distributions	3,640,897	3,869,044

Total distributions paid	$3,842,047	$4,063,994

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net long-term capital gain	$46,396	(a)
Unrealized appreciation/(depreciation)	3,992,877	(b)

Total accumulated earnings/(deficit)	$4,039,273	(c)

(a)	During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $72,401.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps and redesignations of distributions resulted in a net decrease in distributions in excess of net investment income and a net decrease in accumulated net realized gain on investment transactions. These reclassifications had no effect on net assets.

Minnesota Portfolio	2011	2010
Distributions paid from:
Ordinary income	$113,207	$114,591
Tax-exempt income	3,856,317	3,640,654

Total distributions paid	$3,969,524	$3,755,245

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$6,444
Accumulated capital and other losses	(171,573	)(a)
Unrealized appreciation/(depreciation)	5,010,901	(b)

Total accumulated earnings/(deficit)	$4,845,772	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $140,036 which expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. At September 30, 2011, the Portfolio elected to defer $31,537 of capital losses that are deemed to arise on October 1, 2011.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps resulted in a net decrease in distributions in excess of net investment income and a corresponding net increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

New Jersey Portfolio	2011	2010
Distributions paid from:
Ordinary income	$124,568	$118,779
Tax-exempt income	6,173,553	6,735,197

Total distributions paid	$6,298,121	$6,853,976

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,244,253	)(a)
Unrealized appreciation/(depreciation)	5,583,670	(b)

Total accumulated earnings/(deficit)	$4,339,417	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,191,596 of which $364,906 expires in the year 2012, $731,070 expires in the year 2018 and $95,620 expires in the year 2019. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The Portfolio had a capital loss carryforward expire in the amount of $5,617,272 in the current fiscal year. Additionally, at September 30, 2011 the Portfolio elected to defer $52,657 of capital losses that are deemed to arise on October 1, 2011.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps, redesignations of distributions, and a capital loss carryforward expiration resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

Ohio Portfolio	2011	2010
Distributions paid from:
Ordinary income	$123,769	$121,389
Tax-exempt income	5,456,664	5,759,367

Total distributions paid	$5,580,433	$5,880,756

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$16,920
Accumulated capital and other losses	(37,605	)(a)
Unrealized appreciation/(depreciation)	5,251,486	(b)

Total accumulated earnings/(deficit)	$5,230,801	(c)

(a)

On September 30, 2011, the Portfolio had a net capital loss carryforward for federal income tax purposes of $37,605 which expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2011, the Portfolio utilized capital loss carryforwards of $368,584. Additionally, the Portfolio had capital loss carryforwards of $3,246,450 expire in the current fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps and the expiration of capital loss carryforwards resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in-capital. These reclassifications had no effect on net assets.

Pennsylvania Portfolio	2011	2010
Distributions paid from:
Ordinary income	$51,108	$51,805
Net long-term capital gains	1,217,967	– 0	–

Total taxable distributions paid	1,269,075	51,805
Tax exempt distributions	4,783,712	4,994,998

Total distributions paid	$6,052,787	$5,046,803

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net long-term capital gain	$101,122
Unrealized appreciation/(depreciation)	3,586,895

Total accumulated earnings/(deficit)	$3,688,017	(a)

(a)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to a redesignation of distributions resulted in a net decrease in distributions in excess of net investment income and a net decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

Virginia Portfolio	2011	2010
Distributions paid from:
Ordinary income	$302,697	$219,714
Net long-term capital gains	338,080	– 0	–

Total taxable distributions paid	640,777	219,714
Tax exempt distributions	9,138,159	8,621,611

Total distributions paid	$9,778,936	$8,841,325

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$241,888
Undistributed net long-term capital gain	1,007,693
Unrealized appreciation/(depreciation)	11,287,004	(a)

Total accumulated earnings/(deficit)	$12,536,585	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps and redesignations of distributions resulted in a net decrease in distributions in excess of net investment income and a net decrease in accumulated net realized gain on investment transactions. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class A
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.17	$ 11.02	$ 10.28	$ 10.93	$ 11.07

Income From Investment Operations
Net investment income(a)(b)	.45	.44	.45	.44	.44
Net realized and unrealized gain (loss) on investment transactions	(.13)	.15	.74	(.65)	(.14)

Net increase (decrease) in net asset value from operations	.32	.59	1.19	(.21)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.46)	(.44)	(.45)	(.44)	(.44)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.54)	(.44)	(.45)	(.44)	(.44)

Net asset value, end of period	$ 10.95	$ 11.17	$ 11.02	$ 10.28	$ 10.93

Total Return
Total investment return based on net asset value(c)	3.07%	5.55%	11.97%	(2.08)%	2.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,466	$159,374	$172,697	$166,997	$141,882
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.78%	.78	%(d)	.78%	.78%	.78%
Expenses, before waivers/reimbursements	.95%	.94	%(d)	.93%	.93%	.96%
Net investment income(a)	4.22%	4.06	%(d)	4.38%	4.02%	4.03%
Portfolio turnover rate	2%	10%	7%	25%	8%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class B
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Income From Investment Operations
Net investment income(a)(b)	.38	.37	.38	.36	.37
Net realized and unrealized gain (loss) on investment transactions	(.14)	.14	.75	(.65)	(.15)

Net increase (decrease) in net asset value from operations	.24	.51	1.13	(.29)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.37)	(.38)	(.36)	(.36)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.37)	(.38)	(.36)	(.36)

Net asset value, end of period	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Total Return
Total investment return based on net asset value(c)	2.36%	4.74%	11.32%	(2.76)%	2.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,330	$4,535	$7,409	$14,485	$36,136
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48%	1.48	%(d)	1.48%	1.48%	1.48%
Expenses, before waivers/reimbursements	1.67%	1.65	%(d)	1.65%	1.66%	1.67%
Net investment income(a)	3.53%	3.37	%(d)	3.70%	3.32%	3.33%
Portfolio turnover rate	2%	10%	7%	25%	8%

See footnote summary on page 153.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class C
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.15	$ 11.01	$ 10.26	$ 10.91	$ 11.05

Income From Investment Operations
Net investment income(a)(b)	.38	.37	.38	.36	.37
Net realized and unrealized gain (loss) on investment transactions	(.14)	.14	.75	(.65)	(.14)

Net increase (decrease) in net asset value from operations	.24	.51	1.13	(.29)	.23

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.37)	(.38)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.46)	(.37)	(.38)	(.36)	(.37)

Net asset value, end of period	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Total Return
Total investment return based on net asset value(c)	2.35%	4.74%	11.32%	(2.76)%	2.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,103	$37,623	$34,975	$30,000	$26,474
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.48%	1.48	%(d)	1.48%	1.48%	1.48%
Expenses, before waivers/ reimbursements	1.66%	1.64	%(d)	1.64%	1.64%	1.66%
Net investment income(a)	3.53%	3.37	%(d)	3.68%	3.33%	3.34%
Portfolio turnover rate	2%	10%	7%	25%	8%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.32	$ 11.08	$ 10.36	$ 10.81	$ 10.94

Income From Investment Operations
Net investment income(a)(b)	.38	.39	.42	.42	.44
Net realized and unrealized gain (loss) on investment transactions	(.02	)†	.26	.74	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.36	.65	1.16	(.01)	.31

Less: Dividends
Dividends from net investment income	(.40)	(.41)	(.44)	(.44)	(.44)

Net asset value, end of period	$ 11.28	$ 11.32	$ 11.08	$ 10.36	$ 10.81

Total Return
Total investment return based on net asset value(c)	3.38%	6.02%	11.50%	(.22)%	2.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,025	$192,427	$158,368	$109,951	$74,341
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82%	.82	%(d)	.82%	.82%	.82%
Expenses, before waivers/ reimbursements	.89%	.93	%(d)	.95%	1.01%	1.06%
Net investment income(a)	3.51%	3.50	%(d)	3.96%	3.90%	4.08%
Portfolio turnover rate	15%	14%	7%	32%	11%
See footnote summary on page 153.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.29	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.30	.31	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.01	)†	.25	.75	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.29	.56	1.09	(.09)	.24

Less: Dividends
Dividends from net investment income	(.33)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.25	$ 11.29	$ 11.06	$ 10.34	$ 10.79

Total Return
Total investment return based on net asset value(c)	2.68%	5.21%	10.75%	(.91)%	2.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,086	$4,725	$7,600	$13,477	$25,209
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52%	1.52	%(d)	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.61%	1.64	%(d)	1.67%	1.73%	1.77%
Net investment income(a)	2.81%	2.82	%(d)	3.29%	3.23%	3.38%
Portfolio turnover rate	15%	14%	7%	32%	11%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.30	$ 11.06	$ 10.34	$ 10.79	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.31	.31	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.02	)†	.26	.75	(.43)	(.13)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.29	.57	1.09	(.09)	.24

Less: Dividends
Dividends from net investment income	(.33)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.26	$ 11.30	$ 11.06	$ 10.34	$ 10.79

Total Return
Total investment return based on net asset value(c)	2.67%	5.29%	10.75%	(.91)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,968	$65,011	$45,510	$36,834	$34,479
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52%	1.52	%(d)	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.60%	1.63	%(d)	1.66%	1.72%	1.76%
Net investment income(a)	2.81%	2.80	%(d)	3.27%	3.22%	3.39%
Portfolio turnover rate	15%	14%	7%	32%	11%

See footnote summary on page 153.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.89	$ 10.79	$ 10.11	$ 10.74	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.41	.39	.40	.40	.42
Net realized and unrealized gain (loss) on investment transactions	(.11)	.13	.70	(.60)	(.12)
Contributions from Adviser	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	.52	1.10	(.20)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.43)	(.42)	(.42)	(.41)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.43)	(.42)	(.42)	(.43)	(.47)

Net asset value, end of period	$ 10.76	$ 10.89	$ 10.79	$ 10.11	$ 10.74

Total Return
Total investment return based on net asset value(c)	2.92%	4.92%	11.18%	(1.97)%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,033	$73,445	$73,799	$67,798	$63,989
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01%	1.01	%(d)	1.01%	1.01%	1.01%
Expenses, before waivers/reimbursements	1.09%	1.06	%(d)	1.07%	1.06%	1.10%
Net investment income(a)	3.84%	3.67	%(d)	3.93%	3.77%	3.87%
Portfolio turnover rate	3%	5%	11%	13%	2%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.87	$ 10.77	$ 10.09	$ 10.72	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.34	.32	.33	.32	.34
Net realized and unrealized gain (loss) on investment transactions	(.10)	.12	.70	(.59)	(.12)
Contributions from Adviser	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.24	.44	1.03	(.27)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.34)	(.35)	(.34)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.37)	(.34)	(.35)	(.36)	(.39)

Net asset value, end of period	$ 10.74	$ 10.87	$ 10.77	$ 10.09	$ 10.72

Total Return
Total investment return based on net asset value(c)	2.27%	4.17%	10.45%	(2.65)%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,460	$3,235	$5,424	$10,378	$20,524
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71%	1.71	%(d)	1.71%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.80%	1.78	%(d)	1.79%	1.78%	1.81%
Net investment income(a)	3.16%	2.99	%(d)	3.25%	3.08%	3.17%
Portfolio turnover rate	3%	5%	11%	13%	2%

See footnote summary on page 153.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.87	$ 10.78	$ 10.09	$ 10.73	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.33	.32	.33	.33	.34
Net realized and unrealized gain (loss) on investment transactions	(.09)	.11	.71	(.61)	(.11)
Contributions from Adviser	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.24	.43	1.04	(.28)	.23

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.34)	(.35)	(.34)	(.34)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.02)	(.05)

Total dividends and distributions	(.36)	(.34)	(.35)	(.36)	(.39)

Net asset value, end of period	$ 10.75	$ 10.87	$ 10.78	$ 10.09	$ 10.73

Total Return
Total investment return based on net asset value(c)	2.30%	4.10%	10.54%	(2.74)%	2.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,813	$35,777	$35,905	$34,290	$37,755
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71%	1.71	%(d)	1.71%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.79%	1.76	%(d)	1.78%	1.76%	1.81%
Net investment income(a)	3.15%	2.97	%(d)	3.24%	3.08%	3.17%
Portfolio turnover rate	3%	5%	11%	13%	2%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class A
	Year Ended September 30,
	2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.35	$ 10.17		$ 9.51	$ 10.05	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.35	.32		.37	.39	.41
Net realized and unrealized gain (loss) on investment transactions	.01 †	.19		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.36	.51		1.04	(.14)	.26

Less: Dividends
Dividends from net investment income	(.36)	(.33)		(.38)	(.40)	(.41)

Net asset value, end of period	$ 10.35	$ 10.35		$ 10.17	$ 9.51	$ 10.05

Total Return
Total investment return based on net asset value(c)	3.68%	5.10%		11.20%	(1.53)%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,705	$107,206		$93,916	$78,064	$73,400
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90%	.90	%(d)	.90%	.90%	.90%
Expenses, before waivers/reimbursements	1.02%	1.02	%(d)	1.07%	1.10%	1.16%
Net investment income(a)	3.48%	3.11	%(d)	3.79%	3.93%	4.03%
Portfolio turnover rate	10%	22%		1%	7%	1%

See footnote summary on page 153.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class B
	Year Ended September 30,
	2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.35	$ 10.17		$ 9.51	$ 10.05	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.28	.25		.30	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.01 †	.19		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.29	.44		.97	(.21)	.19

Less: Dividends
Dividends from net investment income	(.29)	(.26)		(.31)	(.33)	(.34)

Net asset value, end of period	$ 10.35	$ 10.35		$ 10.17	$ 9.51	$ 10.05

Total Return
Total investment return based on net asset value(c)	2.96%	4.39%		10.43%	(2.21)%	1.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$440	$676		$1,165	$2,805	$6,571
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60%	1.60	%(d)	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements	1.90%	1.76	%(d)	1.81%	1.81%	1.87%
Net investment income(a)	2.77%	2.45	%(d)	3.19%	3.21%	3.33%
Portfolio turnover rate	10%	22%		1%	7%	1%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Minnesota Portfolio
	Class C
	Year Ended September 30,
	2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.36	$ 10.18		$ 9.52	$ 10.06	$ 10.21

Income From Investment Operations
Net investment income(a)(b)	.28	.24		.30	.32	.34
Net realized and unrealized gain (loss) on investment transactions	.01 †	.20		.67	(.53)	(.15)

Net increase (decrease) in net asset value from operations	.29	.44		.97	(.21)	.19

Less: Dividends
Dividends from net investment income	(.29)	(.26)		(.31)	(.33)	(.34)

Net asset value, end of period	$ 10.36	$ 10.36		$ 10.18	$ 9.52	$ 10.06

Total Return
Total investment return based on net asset value(c)	2.95%	4.37%		10.42%	(2.21)%	1.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,838	$22,240		$18,729	$14,192	$13,818
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60%	1.60	%(d)	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements	1.73%	1.72	%(d)	1.78%	1.80%	1.86%
Net investment income(a)	2.79%	2.41	%(d)	3.07%	3.22%	3.33%
Portfolio turnover rate	10%	22%		1%	7%	1%

See footnote summary on page 153.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Year Ended September 30,
	2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.39		.39		.40	.40	.42
Net realized and unrealized gain (loss) on investment transactions	(.11)		.28		.43	(.63)	(.17)

Net increase (decrease) in net asset value from operations	.28		.67		.83	(.23)	.25

Less: Dividends
Dividends from net investment income	(.39)		(.40)		(.41)	(.40)	(.42)

Net asset value, end of period	$ 9.71		$ 9.82		$ 9.55	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	3.08%		7.17%		9.45%	(2.46)%	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,468		$129,078		$130,515	$116,562	$101,138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87%		.87	%(d)	.87%	.87%	.94%
Expenses, net of waivers/reimbursements, excluding interest expense	.87%		.87	%(d)	.87%	.87%	.87%
Expenses, before waivers/reimbursements	.97%		.97	%(d)	.99%	.99%	1.10%
Expenses, before waivers/reimbursements, excluding interest expense	.97%		.97	%(d)	.99%	.99%	1.03%
Net investment income(a)	4.09%		4.08	%(d)	4.48%	4.15%	4.23%
Portfolio turnover rate	0	%(f)	9%		8%	32%	6%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Year Ended September 30,
	2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.82		$ 9.55		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.32		.32		.34	.33	.35
Net realized and unrealized gain (loss) on investment transactions	(.10)		.28		.43	(.62)	(.17)

Net increase (decrease) in net asset value from operations	.22		.60		.77	(.29)	.18

Less: Dividends
Dividends from net investment income	(.33)		(.33)		(.35)	(.34)	(.35)

Net asset value, end of period	$ 9.71		$ 9.82		$ 9.55	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	2.37%		6.43%		8.69%	(3.14)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,982		$4,878		$8,174	$13,898	$27,275
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57%		1.57	%(d)	1.57%	1.57%	1.64%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57%		1.57	%(d)	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.68%		1.68	%(d)	1.71%	1.72%	1.81%
Expenses, before waivers/reimbursements, excluding interest expense	1.68%		1.68	%(d)	1.71%	1.72%	1.74%
Net investment income(a)	3.39%		3.37	%(d)	3.82%	3.44%	3.52%
Portfolio turnover rate	0	%(f)	9%		8%	32%	6%

See footnote summary on page 153.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Year Ended September 30,
	2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.82		$ 9.56		$ 9.13	$ 9.76	$ 9.93

Income From Investment Operations
Net investment income(a)(b)	.32		.32		.34	.33	.35
Net realized and unrealized gain (loss) on investment transactions	(.09)		.27		.44	(.62)	(.17)

Net increase (decrease) in net asset value from operations	.23		.59		.78	(.29)	.18

Less: Dividends
Dividends from net investment income	(.33)		(.33)		(.35)	(.34)	(.35)

Net asset value, end of period	$ 9.72		$ 9.82		$ 9.56	$ 9.13	$ 9.76

Total Return
Total investment return based on net asset value(c)	2.47%		6.31%		8.81%	(3.14)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,224		$38,765		$35,544	$32,332	$33,031
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57%		1.57	%(d)	1.57%	1.57%	1.63%
Expenses, net of waivers/reimbursements, excluding interest expense	1.57%		1.57	%(d)	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.67%		1.67	%(d)	1.69%	1.70%	1.80%
Expenses, before waivers/reimbursements, excluding interest expense	1.67%		1.67	%(d)	1.69%	1.70%	1.74%
Net investment income(a)	3.39%		3.38	%(d)	3.78%	3.44%	3.52%
Portfolio turnover rate	0	%(f)	9%		8%	32%	6%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class A
	Year Ended September 30,
	2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.22	$ 10.12		$ 9.44	$ 10.06	$ 10.16

Income From Investment Operations
Net investment income(a)(b)	.37	.37		.40	.40	.40
Net realized and unrealized gain (loss) on investment transactions	(.01)	.11		.69	(.62)	(.10)

Net increase (decrease) in net asset value from operations	.36	.48		1.09	(.22)	.30

Less: Dividends
Dividends from net investment income	(.37)	(.38)		(.41)	(.40)	(.40)

Net asset value, end of period	$ 10.21	$ 10.22		$ 10.12	$ 9.44	$ 10.06

Total Return
Total investment return based on net asset value(c)	3.71%	4.89%		11.84%	(2.33)%	3.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,356	$120,702		$112,101	$101,481	$93,801
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85%	.85	%(d)	.85%	.85%	.85%
Expenses, before waivers/reimbursements	.96%	.99	%(d)	.99%	1.00%	1.01%
Net investment income(a)	3.65%	3.72	%(d)	4.18%	3.97%	4.00%
Portfolio turnover rate	8%	3%		3%	7%	4%

See footnote summary on page 153.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class B
	Year Ended September 30,
	2011	2010		2009	2008	2007

Net asset value, beginning of period	$ 10.21	$ 10.11		$ 9.43	$ 10.05	$ 10.15

Income From Investment Operations
Net investment income(a)(b)	.29	.30		.33	.32	.33
Net realized and unrealized gain (loss) on investment transactions	.01 †	.11		.69	(.61)	(.10)

Net increase (decrease) in net asset value from operations	.30	.41		1.02	(.29)	.23

Less: Dividends
Dividends from net investment income	(.31)	(.31)		(.34)	(.33)	(.33)

Net asset value, end of period	$ 10.20	$ 10.21		$ 10.11	$ 9.43	$ 10.05

Total Return
Total investment return based on net asset value(c)	3.00%	4.18%		11.08%	(3.02)%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,082	$4,991		$8,294	$16,192	$29,436
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55%	1.55	%(d)	1.55%	1.55%	1.55%
Expenses, before waivers/ reimbursements	1.68%	1.71	%(d)	1.71%	1.72%	1.72%
Net investment income(a)	2.94%	3.03	%(d)	3.50%	3.26%	3.30%
Portfolio turnover rate	8%	3%		3%	7%	4%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Ohio Portfolio
	Class C
	Year Ended September 30,
	2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.21		$ 10.12		$ 9.43	$ 10.06	$ 10.16

Income From Investment Operations
Net investment income(a)(b)	.30		.30		.33	.33	.33
Net realized and unrealized gain (loss) on investment transactions	.00	(e)†	.10		.70	(.63)	(.10)

Net increase (decrease) in net asset value from operations	.30		.40		1.03	(.30)	.23

Less: Dividends
Dividends from net investment income	(.31)		(.31)		(.34)	(.33)	(.33)

Net asset value, end of period	$ 10.20		$ 10.21		$ 10.12	$ 9.43	$ 10.06

Total Return
Total investment return based on net asset value(c)	2.99%		4.06%		11.19%	(3.11)%	2.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,520		$44,272		$41,008	$37,446	$40,087
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55%		1.55	%(d)	1.55%	1.55%	1.55%
Expenses, before waivers/reimbursements	1.66%		1.69	%(d)	1.70%	1.71%	1.71%
Net investment income(a)	2.96%		3.02	%(d)	3.48%	3.27%	3.31%
Portfolio turnover rate	8%		3%		3%	7%	4%

See footnote summary on page 153.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class A
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.40	.40	.41	.41	.41
Net realized and unrealized gain (loss) on investment transactions	(.03)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.37	.67	.94	(.28)	.27

Less: Dividends and Distributions
Dividends from net investment income	(.40)	(.40)	(.41)	(.41)	(.41)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.49)	(.40)	(.41)	(.41)	(.41)

Net asset value, end of period	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return
Total investment return based on net asset value(c)	3.75%	6.67%	10.00%	(2.80)%	2.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,432	$104,928	$103,024	$93,096	$92,626
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.95%	.95	%(d)	.95%	.95%	.95%
Expenses, before waivers/reimbursements	1.00%	1.01	%(d)	1.03%	1.03%	1.03%
Net investment income(a)	3.90%	3.88	%(d)	4.25%	3.99%	3.92%
Portfolio turnover rate	6%	17%	9%	9%	8%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class B
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.32	.33	.34	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.02)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.30	.60	.87	(.35)	.20

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.33)	(.34)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.42)	(.33)	(.34)	(.34)	(.34)

Net asset value, end of period	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return(c)
Total investment return based on net asset value	3.03%	5.93%	9.24%	(3.48)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,164	$4,642	$7,135	$11,245	$21,329
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65%	1.65	%(d)	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements	1.72%	1.73	%(d)	1.75%	1.75%	1.74%
Net investment income(a)	3.19%	3.18	%(d)	3.57%	3.27%	3.21%
Portfolio turnover rate	6%	17%	9%	9%	8%

See footnote summary on page 153.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class C
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 10.55	$ 10.28	$ 9.75	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.32	.33	.34	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.01)	.27	.53	(.69)	(.14)

Net increase (decrease) in net asset value from operations	.31	.60	.87	(.35)	.20

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.33)	(.34)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.09)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.42)	(.33)	(.34)	(.34)	(.34)

Net asset value, end of period	$ 10.44	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Total Return
Total investment return based on net asset value(c)	3.13%	5.93%	9.24%	(3.48)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,694	$28,671	$28,583	$30,194	$31,295
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.65%	1.65	%(d)	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements	1.71%	1.71	%(d)	1.73%	1.74%	1.74%
Net investment income(a)	3.19%	3.17	%(d)	3.55%	3.29%	3.22%
Portfolio turnover rate	6%	17%	9%	9%	8%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class A
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.07	$ 10.84	$ 10.01	$ 10.68	$ 10.84

Income From Investment Operations
Net investment income(a)(b)	.41	.39	.42	.43	.45
Net realized and unrealized gain (loss) on investment transactions	.09	.24	.85	(.66)	(.16)

Net increase (decrease) in net asset value from operations	.50	.63	1.27	(.23)	.29

Less: Dividends and Distributions
Dividends from net investment income	(.43)	(.40)	(.44)	(.44)	(.45)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.45)	(.40)	(.44)	(.44)	(.45)

Net asset value, end of period	$ 11.12	$ 11.07	$ 10.84	$ 10.01	$ 10.68

Total Return
Total investment return based on net asset value(c)	4.72%	6.00%	13.03%	(2.33)%	2.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,326	$204,517	$178,412	$141,216	$119,858
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72%	.72	%(d)	.72%	.72%	.72%
Expenses, before waivers/reimbursements	.91%	.92	%(d)	.94%	.96%	.99%
Net investment income(a)	3.84%	3.64	%(d)	4.17%	4.07%	4.19%
Portfolio turnover rate	24%	8%	9%	26%	15%

See footnote summary on page 153.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class B
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.05	$ 10.82	$ 9.99	$ 10.66	$ 10.82

Income From Investment Operations
Net investment income(a)(b)	.34	.32	.35	.35	.38
Net realized and unrealized gain (loss) on investment transactions	.08	.24	.85	(.66)	(.17)

Net increase (decrease) in net asset value from operations	.42	.56	1.20	(.31)	.21

Less: Dividends and Distributions
Dividends from net investment income	(.35)	(.33)	(.37)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.37)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.10	$ 11.05	$ 10.82	$ 9.99	$ 10.66

Total Return
Total investment return based on net asset value(c)	4.01%	5.29%	12.27%	(3.02)%	2.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,132	$4,752	$6,578	$11,582	$23,486
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42%	1.42	%(d)	1.42%	1.42%	1.42%
Expenses, before waivers/reimbursements	1.63%	1.64	%(d)	1.67%	1.67%	1.69%
Net investment income(a)	3.15%	2.96	%(d)	3.55%	3.37%	3.49%
Portfolio turnover rate	24%	8%	9%	26%	15%

See footnote summary on page 153.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class C
Year Ended September 30,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 11.04	$ 10.81	$ 9.98	$ 10.66	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.34	.32	.35	.36	.38
Net realized and unrealized gain (loss) on investment transactions	.08	.24	.85	(.68)	(.16)

Net increase (decrease) in net asset value from operations	.42	.56	1.20	(.32)	.22

Less: Dividends and Distributions
Dividends from net investment income	(.35)	(.33)	(.37)	(.36)	(.37)
Distributions from net realized gain on investment transactions	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.37)	(.33)	(.37)	(.36)	(.37)

Net asset value, end of period	$ 11.09	$ 11.04	$ 10.81	$ 9.98	$ 10.66

Total Return
Total investment return based on net asset value(c)	4.01%	5.29%	12.28%	(3.11)%	2.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,044	$59,844	$49,137	$36,517	$35,516
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42%	1.42	%(d)	1.42%	1.42%	1.42%
Expenses, before waivers/reimbursements	1.61%	1.62	%(d)	1.65%	1.66%	1.69%
Net investment income(a)	3.14%	2.95	%(d)	3.48%	3.38%	3.50%
Portfolio turnover rate	24%	8%	9%	26%	15%

See footnote summary on page 153.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The ratio includes expenses attributable to costs of proxy solicitation.

(e)	Amount is less than $.005.

(f)	Amount is less than .5%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AllianceBernstein Municipal Income Fund II and Shareholders of the Portfolios

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AllianceBernstein Municipal Income Fund II (the “Fund”) (comprising, respectively, the Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios; the “Portfolios”) as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting AllianceBernstein Municipal Income Fund II at September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 25, 2011

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

Board of Trustees

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE IN PAST FIVE YEARS
INTERESTED TRUSTEE
Robert M. Keith † President and Chief Executive Officer 51	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AllianceBernstein Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	99	None

DISINTERESTED TRUSTEES
William H. Foulk, Jr., #, ## Chairman of the Board 79 (1998)	Investment Adviser and an Independent Consultant since prior to 2006. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AllianceBernstein Funds since 1983 and has been Chairman of the AllianceBernstein Funds and of the Independent Directors Committee of such Funds since 2003. He is also active in a number of mutual fund related organizations and committees.	99	None

156	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE IN PAST FIVE YEARS
DISINTERESTED TRUSTEES (continued)
John H. Dobkin, # 69 (1998)	Independent Consultant since prior to 2006. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AllianceBernstein Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	99	None

Michael J. Downey, # 67 (2005)	Private Investor since prior to 2006. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential Mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AllianceBernstein Funds since 2005 and is a director of two other registered investment companies (and Chairman of one of them).	99	Asia Pacific Fund, Inc. and The Merger Fund since prior to 2006, and Prospect Acquisition Corp. (financial services) since 2007 until 2009

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	157

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE IN PAST FIVE YEARS
DISINTERESTED TRUSTEES (continued)
D. James Guzy, # 75 (2005)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers Inc., with which he has been associated since prior to 2006. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1982.	99	Cirrus Logic Corporation (semi-conductors) since prior to 2006, and PLX Technology (semi-conductors) since prior to 2006 and Intel Corporation (semi-conductors) since prior to 2006 until 2008

Nancy P. Jacklin, # 63 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies since 2008. Formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AllianceBernstein Funds since 2006.	99	None

158	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE IN PAST FIVE YEARS
DISINTERESTED TRUSTEES (continued)
Garry L. Moody, # 59 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services. He is also a member of the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds, and serves on that organization’s Education and Communications Committee. He has served as a director or trustee, and as Chairman of the Audit Committee, of most of the AllianceBernstein Funds since 2008.	99	None

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	159

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS HELD BY TRUSTEE IN PAST FIVE YEARS
DISINTERESTED TRUSTEES (continued)
Marshall C. Turner, Jr., # 70 (2005)	Private Investor since prior to 2006. Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) from November 2008 until March 2009. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006, after the company was acquired and renamed Toppan Photomasks, Inc. He has extensive experience in venture capital investing including prior service as general partner of three institutional venture capital partnerships, and serves on the boards of a number of education and science-related non-profit organizations. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1992.	99	Xilinx, Inc. (programmable logic semi- conductors) and MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) since prior to 2006

Earl D. Weiner, # 72 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and member of ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AllianceBernstein Funds since 2007 and is Chairman of the Governance and Nominating Committees of most of the Funds.	99	None

160	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Management of the Fund

*	The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

†	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

##	Member of the Fair Value Pricing Committee.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	161

Management of the Fund

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Philip L. Kirstein 66	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004 and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

(Guy) Robert B. Davidson III 50	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2006.

Douglas J. Peebles 46	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2006.

Michael G. Brooks 63	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2006.

Fred S. Cohen 53	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2006.

Wayne D. Godlin 50	Vice President	Senior Vice President of the Adviser,** since December 2009. Prior thereto, he was an investment manager and a Managing Director of Van Kampen Asset Management with which he had been associated since prior to 2006.

Terrance T. Hults 45	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2006.

Emilie D. Wrapp 55	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2006.

Joseph J. Mantineo 52	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2006.

Phyllis J. Clarke 50	Controller	Vice President of the ABIS,** with which she has been associated since prior to 2006.

162	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Management of the Fund

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at 1-800-227-4618, or visit www.alliancebernstein.com, for a free prospectus or SAI.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	163

Management of the Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios:2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the September 1, 2004 Assurance of Discontinuance (“AOD”) between the Adviser and the New York State Attorney General (“the NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios, which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	It should be noted that Senior Officer’s fee evaluation was completed on October 21, 2010 and discussed with the Board of Trustees on November 2-4, 2010.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. The first factor is an additional factor required to be considered by the AoD. The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what Section 36(b) of the 40 Act requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S.             2010. In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee[5]	Trust
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginian Portfolio

3	Jones v. Harris at 11.

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	165

The Portfolios’ net assets on September 30, 2010 are set forth below:

Portfolio	September 30, 2010 Net Assets ($MM)
Arizona Portfolio	$201.5
Massachusetts Portfolio	$261.9
Michigan Portfolio	$112.5
Minnesota Portfolio	$130.1
New Jersey Portfolio	$172.7
Ohio Portfolio	$170.0
Pennsylvania Portfolio	$138.3
Virginia Portfolio	$269.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year; expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$99,502	0.049%
Massachusetts Portfolio	$102,731	0.056%
Michigan Portfolio[6]	$94,652	0.085%
Minnesota Portfolio	$94,879	0.094%
New Jersey Portfolio	$95,439	0.060%
Ohio Portfolio	$101,488	0.067%
Pennsylvania Portfolio	$92,920	0.070%
Virginia Portfolio[6]	$103,410	0.052%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (3/31/10)[7]		Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78 1.48 1.48	% % %	0.93 1.65 1.64	% % %	September 30

6	The Adviser waived the amount in its entirety.

7	Annualized.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (3/31/10)[7]		Fiscal Year End
Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	0.93 1.65 1.63	% % %	September 30

Michigan Portfolio	Class A Class B Class C	1.01 1.71 1.71	% % %	1.06 1.77 1.76	% % %	September 30

Minnesota Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	1.02 1.76 1.73	% % %	September 30

New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	0.96 1.68 1.66	% % %	September 30

Ohio Portfolio	Class A Class B Class C	0.85 1.55 1.55	% % %	1.00 1.72 1.70	% % %	September 30

Pennsylvania Portfolio	Class A Class B Class C	0.95 1.65 1.65	% % %	1.01 1.73 1.71	% % %	September 30

Virginia Portfolio	Class A Class B Class C	0.72 1.42 1.42	% % %	0.92 1.64 1.62	% % %	September 30

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	167

must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional client account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolios.8 However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as the Portfolios. It should be noted that the Adviser represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) that the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.9 Lipper’s analysis included the Portfolios’ ranking with respect to the contractual

8	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 13.

9	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

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management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”)10 at the approximate current asset level of the subject Portfolios.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.12 An EG will typically consist of seven to twenty funds. Certain of the Portfolios had original EGs that had an insufficient number of peers. Consequently Lipper expanded the EGs of the Portfolios to include peers that had a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee[13]	Lipper Exp. Group Median	Rank
Arizona Portfolio[14],[15]	0.450	0.545	2/13
Massachusetts Portfolio [15]	0.450	0.498	2/8
Michigan Portfolio[14],[15]	0.450	0.520	2/10
Minnesota Portfolio[14],[15]	0.450	0.500	2/13
New Jersey Portfolio[15]	0.450	0.523	2/8
Ohio Portfolio[14],[15]	0.450	0.495	2/10
Pennsylvania Portfolio[15]	0.450	0.478	2/9
Virginia Portfolio[14],[15]	0.450	0.490	3/11

10	It should be noted that Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

12	Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

13	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

14	The Portfolio’s EG was expanded by Lipper.

15	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

Because Lipper had expanded certain of the Portfolios’ EGs, under Lipper’s standard guidelines, those Portfolios’ Lipper Expense Universes (“EU”) were also expanded to include the universes of the peers that had a similar but not the same Lipper investment objective/classification as the subject Portfolio. A “normal” EU will include funds that have the same investment objective/classification as the subject Portfolio.16

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009 when equity markets declined substantially, and conversely through the remainder of 2009 when equity markets rallied, the effects on the funds’ total expense ratios caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.17

Portfolio	Expense Ratio (%)[18]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[19]	0.780	0.803	6/14	0.802	31/78
Massachusetts Portfolio	0.819	0.852	3/9	0.852	5/13
Michigan Portfolio[19]	1.009	0.851	10/11	0.815	45/50
Minnesota Portfolio[19]	0.899	0.859	10/14	0.849	30/43
New Jersey Portfolio	0.869	0.841	8/9	0.827	10/12
Ohio Portfolio[19]	0.849	0.849	6/11	0.826	20/34
Pennsylvania Portfolio	0.949	0.829	9/10	0.824	15/17
Virginia Portfolio[19]	0.720	0.813	2/12	0.815	8/42

Based on this analysis, the Portfolios’ contractual management fees are lower than their respective Lipper EG medians. The total expense ratios of Arizona Portfolio, Massachusetts Portfolio and Virginia Portfolio are lower than their respective EG and EU medians. The total expense ratios of Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio and Pennsylvania Portfolio are higher

16	Except for asset size comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

18	Most recently completed fiscal year Class A share total expense ratio. As previously mentioned, the Portfolios’ total expense ratios are capped.

19	The Portfolio’s EG and EU were expanded by Lipper.

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than their respective EG and EU medians. Ohio Portfolio’s total expense ratio is equal to the EG median and is lower than the EU median.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser’s profitability information for the Portfolios prepared by the Adviser for the Trustees of the Trust was reviewed by the Senior Officer and the independent consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios increased during the calendar year 2009, relative to 2008.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Adviser. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, front-end sales loads, Rule 12b-1 payments and contingent deferred sales charges (“CDSC”).
ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$20,009
Massachusetts Portfolio	$22,388
Michigan Portfolio	$8,226
Minnesota Portfolio	$7,541
New Jersey Portfolio	$8,354
Ohio Portfolio	$8,876
Pennsylvania Portfolio	$6,111
Virginia Portfolio	$21,330

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$906,251	$23,392
Massachusetts Portfolio	$882,203	$36,819
Michigan Portfolio	$626,173	$12,212
Minnesota Portfolio	$431,954	$13,424
New Jersey Portfolio	$769,216	$16,302
Ohio Portfolio	$806,277	$7,998
Pennsylvania Portfolio	$648,686	$9,761
Virginia Portfolio	$923,667	$10,446

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:20

Portfolio	ABIS Fee	Expense Offset
Arizona Portfolio	$32,082	$146
Massachusetts Portfolio	$37,026	$138
Michigan Portfolio	$34,993	$128
Minnesota Portfolio	$25,236	$80
New Jersey Portfolio	$44,450	$163
Ohio Portfolio	$38,053	$154
Pennsylvania Portfolio	$39,991	$131
Virginia Portfolio	$35,730	$130

20	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,21 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli22 study on advisory fees and various fund characteristics.23 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.24 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $484 billion as of September 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

21	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

22	The Deli study was originally published in 2002 based on 1997 data.

23	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

24	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year net performance returns and rankings of the Portfolios25 relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)26 for the periods ended July 31, 2010.27

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	8.22	8.22	9.38	2/3	12/14
3 year	4.48	4.88	4.55	3/3	8/12
5 year	4.05	4.05	4.03	2/3	4/11
10 year	5.13	5.06	4.89	1/3	1/11

Massachusetts Portfolio
1 year	8.44	9.41	9.58	7/9	11/13
3 year	5.34	5.03	5.03	3/9	4/13
5 year	4.49	4.22	4.24	2/9	3/12
10 year	5.19	5.19	5.19	5/9	5/11

Michigan Portfolio
1 year	7.10	N/A	9.40	N/A	7/7
3 year	4.41	N/A	4.39	N/A	3/7
5 year	3.96	N/A	3.83	N/A	2/6
10 year	5.21	N/A	4.89	N/A	1/6

Minnesota Portfolio
1 year	6.38	8.40	8.40	7/7	13/13
3 year	4.53	4.73	4.75	6/7	11/13
5 year	3.97	4.10	4.13	7/7	10/12
10 year	5.00	5.00	4.99	4/7	6/12

New Jersey Portfolio
1 year	10.41	10.59	10.50	6/9	7/12
3 year	4.15	4.25	4.41	6/9	9/12
5 year	3.86	3.79	4.07	4/8	7/11
10 year	4.47	4.93	5.02	6/8	9/11

25	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by Lipper. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in the distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be different from Lipper.

26	The Portfolios PG/PU may not be necessarily identical to the Portfolios EG/EU as the cri-teria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

27	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio may have had a different investment classification/objective at different points in time.

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	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Ohio Portfolio
1 year	7.99	7.42	7.71	1/4	6/14
3 year	4.44	4.44	4.66	2/3	8/13
5 year	4.04	4.04	3.95	2/3	4/12
10 year	5.07	4.80	4.81	1/3	2/11

Pennsylvania Portfolio
1 year	10.57	9.41	10.20	3/10	5/17
3 year	4.17	4.36	4.44	6/10	11/17
5 year	3.84	3.90	3.81	6/10	8/16
10 year	5.14	4.90	5.06	4/10	7/16

Virginia Portfolio
1 year	8.35	8.49	8.54	4/4	7/8
3 year	4.90	4.89	4.63	2/4	2/8
5 year	4.31	4.12	4.01	1/4	1/7
10 year	5.22	5.09	5.00	1/4	1/7

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Portfolios (in bold)28 versus its benchmarks.29 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.30 Note that each Portfolio’s benchmark is the Barclays Capital Municipal Bond Index.

	Periods Ending July 31, 2010 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	8.09	4.40	3.99	5.10	5.75	3.96	0.61	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.96	4.52	0.64	10
Inception Date: June 1, 1994

28	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

29	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2010.

30	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

	Periods Ending July 31, 2010 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Massachusetts Portfolio	8.32	5.26	4.44	5.17	6.02	3.99	0.62	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.93	4.52	0.64	10
Inception Date: March 29, 1994

Michigan Portfolio	6.98	4.33	3.92	5.19	5.76	3.93	0.64	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.64	4.52	0.64	10
Inception Date: February 25, 1994

Minnesota Portfolio	6.26	4.45	3.92	4.98	5.06	3.99	0.58	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

New Jersey Portfolio	10.27	4.06	3.81	4.44	4.82	4.63	0.40	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Ohio Portfolio	7.86	4.36	3.99	5.05	5.07	4.13	0.58	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	10.44	4.09	3.80	5.12	5.27	4.15	0.59	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.61	4.52	0.64	10
Inception Date: June 25, 1993

Virginia Portfolio	8.23	4.81	4.26	5.20	5.95	4.02	0.62	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	5.91	4.52	0.64	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 22, 2010

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	177

AllianceBernstein Family of Funds

NOTES

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NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	179

NOTES

180	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	181

NOTES

182	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	183

NOTES

184	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0151-0911

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit- Related Fees	Tax Fees
Arizona Portfolio	2010	$26,880	$—	$14,220
	2011	$26,880	$253	$12,467
Florida Portfolio	2010	$—	$—	$—
	2011	$—	$—	$—
Massachusetts Portfolio	2010	$26,880	$—	$15,149
	2011	$26,880	$253	$12,467
Michigan Portfolio	2010	$26,880	$—	$11,245
	2011	$26,880	$253	$12,467
Minnesota Portfolio	2010	$26,880	$—	$11,494
	2011	$26,880	$253	$12,467
New Jersey Portfolio	2010	$26,880	$—	$13,354
	2011	$26,880	$253	$12,467
Ohio Portfolio	2010	$26,880	$—	$12,856
	2011	$26,880	$253	$12,467
Pennsylvania Portfolio	2010	$26,880	$—	$12,028
	2011	$26,880	$253	$12,467
Virginia Portfolio	2010	$26,880	$—	$15,488
	2011	$26,880	$253	$12,467

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2010	$725,617	$141,935
			$(127,715)
			$(14,220)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
Florida Portfolio	2010	$—	$—
			$—
			$—
	2011	$—	$—
			$—
			$—
Massachusetts Portfolio	2010	$726,546	$142,864
			$(127,715)
			$(15,149)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
Michigan Portfolio	2010	$722,642	$138,960
			$(127,715)
			$(11,245)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
Minnesota Portfolio	2010	$722,891	$139,209
			$(127,715)
			$(11,494)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
New Jersey Portfolio	2010	$724,751	$141,069
			$(127,715)
			$(13,354)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
Ohio Portfolio	2010	$724,253	$140,571
			$(127,715)
			$(12,856)
	2011	$801,468	$12,720
			$(253)
			$(12,467)

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Pennsylvania Portfolio	2010	$723,425	$139,743
			$(127,715)
			$(12,028)
	2011	$801,468	$12,720
			$(253)
			$(12,467)
Virginia Portfolio	2010	$726,885	$143,203
			$(127,715)
			$(15,488)
	2011	$801,468	$12,720
			$(253)
			$(12,467)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 21, 2011